UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 01/31/2010

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2010 | (UNAUDITED)

BlackRock California Investment Quality Municipal Trust Inc. (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock Investment Quality Municipal Income Trust (RFA)

BlackRock Municipal Income Investment Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Dear Shareholder

Over the past year, investors worldwide witnessed a seismic shift in market sentiment as guarded optimism replaced the fear and pessimism that had dominated since late 2007. The single most important reason for this change was the swing from a severe economic recession to an emergent global recovery.

At the start of 2009, markets were reeling from the virtually unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale. By period end, these actions had helped stabilize the financial system, and the economic contraction abated.

After reaching a trough in March 2009, stocks galloped higher as the massive, coordinated global monetary and fiscal stimulus began to re-inflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. Still, the rally has not been without interruption, as mixed economic data, global challenges regarding sovereign credit risk and proposed fees and levies on banks had begun to dampen investor conviction toward period end. The experience in international markets generally mirrored that seen in the United States; notably, emerging markets firmly reclaimed their leadership status.

The easing of investor risk aversion was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes over the past year was the reversal of the flight-to-quality trade. High yield finished the period as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing as technical conditions remained supportive of the asset class. The Build America Bond program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009 and $4 billion so far this year. The program continues to alleviate tax-exempt supply pressure and attract the attention of a global audience. However, fundamental concerns are moving to the fore in the municipal space, and bear close watching as the year progresses. At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain well above pre-crisis levels.

All told, the rebound in sentiment and global market conditions resulted in positive 6- and 12-month returns for nearly every major benchmark index, with the most dramatic improvement seen among risk assets.

Total Returns as of January 31, 2010	6-month	12-month

US equities (S&P 500 Index)	9.87%	33.14%

Small cap US equities (Russell 2000 Index)	8.86	37.82

International equities (MSCI Europe, Australasia, Far East Index)	6.93	39.68

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.10	0.22

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.62	(3.31)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.87	8.51

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.90	9.49

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	15.90	50.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment continues to improve, but questions about the strength and sustainability of the recovery abound. Through periods of market uncertainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of January 31, 2010	BlackRock California Investment Quality Municipal Trust Inc.

Investment Objective

BlackRock California Investment Quality Municipal Trust Inc. (RAA) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal and California income tax consistent with preservation of capital.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 8.80% based on market price and 9.89% based on net asset value (“NAV”). For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 9.46% based on market price and 11.46% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. During the period, tightening of credit quality spreads benefited the lower-rated sector of the portfolio. Corporate-backed and health municipals were notable contributors. A fully-invested posture and a slightly longer relative duration posture also were additive, as rates declined in the second half of 2009. Throughout this period, the municipal market benefited from the Build America Bond Program, which effectively moved supply to the taxable market and, thus, alleviated supply pressure in the tax-exempt space. The Trust increased its net income balances by focusing on bolstering accrual, but still needs to improve its relative yield in order to provide a competitive dividend distribution. A below-average distribution yield detracted from total return results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	RAA
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2010 ($11.87)[1]	5.36%
Tax Equivalent Yield[2]	8.25%
Current Monthly Distribution per Common Share[3]	$0.053
Current Annualized Distribution per Common Share[3]	$0.636
Leverage as of January 31, 2010[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$11.87	$11.20	5.98%	$12.85	$11.20
Net Asset Value	$13.22	$12.35	7.04%	$14.09	$12.34

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	38%	34%
Utilities	17	19
Health	17	10
Transportation	10	10
State	9	10
Education	7	12
Corporate	2	5

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	15%	12%
AA/Aa	51	47
A	29	33
BBB/Baa	3	6
B	2	2

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Trust Summary as of January 31, 2010	BlackRock California Municipal Income Trust

Investment Objective

BlackRock California Municipal Income Trust (BFZ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and California income taxes.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 9.53% based on market price and 11.90% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 9.46% based on market price and 11.46% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust maintains a relatively generous degree of income accrual, which was a positive factor. In addition, tightening of credit quality spreads benefited the lower-rated sector of the portfolio. Corporate-backed and health municipals were notable contributors. A fully-invested posture and a slightly longer relative duration posture also were additive, as rates declined in the second half of 2009. Throughout this period, the municipal market benefited from the Build America Bond Program, which effectively moved supply to the taxable market and, thus, alleviated supply pressure in the tax-exempt space. Conversely, the Trust’s exposure to zero-coupon bonds hindered performance. These securities fell out of favor with the retail audience that characteristically supports this structure and, thus, did not participate in the general move to better municipal bond prices.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BFZ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2010 ($13.13)[1]	6.92%
Tax Equivalent Yield[2]	10.65%
Current Monthly Distribution per Common Share[3]	$0.0757
Current Annualized Distribution per Common Share[3]	$0.9084
Leverage as of January 31, 2010[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$13.13	$12.40	5.89%	$14.52	$12.34
Net Asset Value	$13.75	$12.71	8.18%	$14.65	$12.65

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	38%	37%
Utilities	22	10
Health	11	11
Education	8	18
Transportation	8	10
State	8	6
Housing	4	6
Corporate	1	2

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	27%	21%
AA/Aa	33	28
A	30	40
BBB/Baa	10	8
B	—	1
Not Rated	—	2 [6]

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2009, the market value of these securities was $1,974,163, representing 1% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	5

Trust Summary as of January 31, 2010	BlackRock Florida Municipal 2020 Term Trust

Investment Objective

BlackRock Florida Municipal 2020 Term Trust (BFO) (the “Trust”) seeks to provide current income that is exempt from regular federal income tax and Florida intangible personal property taxes and to return $15.00 per share (the initial public offering price) on or about December 31, 2020.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 11.49%, based on market price and 9.10%, based on NAV. For the same period, the closed-end Lipper Florida Municipal Debt Funds category posted an average return of 11.77% based on market price and 8.96% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s allocations to the industrial development revenue/pollution control revenue and health sectors aided performance, as these represented two of the best-performing sectors for the period. The Trust is managed to a December 31, 2020 termination date, and as such, will have a shorter average duration than its peer group. This detracted from performance during a period of general interest rate decline.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BFO
Initial Offering Date	September 30, 2003
Termination Date (on or about)	December 31, 2020
Yield on Closing Market Price as of January 31, 2010 ($13.38)[1]	5.02%
Tax Equivalent Yield[2]	7.72%
Current Monthly Distribution per Common Share[3]	$0.056
Current Annualized Distribution per Common Share[3]	$0.672
Leverage as of January 31, 2010[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$13.38	$12.31	8.69%	$13.63	$12.10
Net Asset Value	$14.20	$13.35	6.37%	$14.58	$13.34

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	45%	48%
Utilities	20	18
Health	12	11
State	9	9
Corporate	7	6
Housing	4	5
Transportation	2	2
Education	1	1

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	31%	31%
AA/Aa	11	10
A	30	30
BBB/Baa	6	6
BB/Ba	2	2
Not Rated[6]	20	21

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2010 and July 31, 2009, the market value of these securities was $11,876,544, representing 10% and $13,543,166, representing 11%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Trust Summary as of January 31, 2010	BlackRock Investment Quality Municipal Income Trust

Investment Objective

BlackRock Investment Quality Municipal Income Trust (RFA) (the “Trust”) seeks to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and to provide an exemption from Florida intangible personal property taxes consistent with preservation of capital. The Trust may invest in municipal obligations regardless of geographic location.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 23.53% based on market price and 10.10% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 13.14% based on market price and 12.60% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The Trust held a higher concentration in health and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Meanwhile, we continued to restructure the Trust’s holdings in line with its transition from a Florida fund to a national portfolio. The process is not yet complete, however, and the higher concentration of Florida holdings detracted from recent performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	RFA
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2010 ($12.03)[1]	6.98%
Tax Equivalent Yield[2]	10.74%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Leverage as of January 31, 2010[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$12.03	$10.08	19.35%	$12.98	$9.95
Net Asset Value	$11.86	$11.15	6.37%	$12.73	$11.13

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

Utilities	23%	21%
County/City/Special District/School District	22	27
Transportation	17	13
Health	14	12
State	9	10
Education	7	9
Housing	6	8
Corporate	2	—

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	14%	14%
AA/Aa	55	44
A	24	32
BBB/Baa	3	—
BB/Ba	1	1
Not Rated[6]	3	9

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2010 and July 31, 2009, the market value of these securities was $386,165, representing 2% and $461,249, representing 2%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	7

Trust Summary as of January 31, 2010	BlackRock Municipal Income Investment Trust

Investment Objective

BlackRock Municipal Income Investment Trust (BBF) (the “Trust”) seeks to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and Florida intangible personal property tax. The Trust may invest in municipal obligations regardless of geographic location.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 8.11% based on market price and 9.42% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 13.14% based on market price and 12.60% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust held a higher concentration in health and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Meanwhile, we continued to restructure the Trust’s holdings in line with its transition from a Florida fund to a national portfolio. The process is not yet complete, however, and the higher concentration of Florida holdings detracted from recent performance. The Trust’s overall cash position did not have a material impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BBF
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2010 ($13.05)[1]	6.93%
Tax Equivalent Yield[2]	10.66%
Current Monthly Distribution per Common Share[3]	$0.075375
Current Annualized Distribution per Common Share[3]	$0.904500
Leverage as of January 31, 2010[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$13.05	$12.49	4.48%	$14.40	$12.23
Net Asset Value	$13.44	$12.71	5.74%	$14.26	$12.69

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

Utilities	24%	22%
County/City/Special District/School District	23	27
Health	22	21
Transportation	13	6
State	9	7
Education	6	16
Corporate	2	—
Housing	1	1

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	10%	9%
AA/Aa	57	47
A	25	28
BBB/Baa	5	5
BB/Ba	1	1
Not Rated	2	10 [6]

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2009, the market value of these securities was $10,029,093, representing 7% of the Trust’s long-term investments.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Trust Summary as of January 31, 2010	BlackRock New Jersey Investment Quality Municipal Trust Inc.

Investment Objective

BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 27.23% based on market price and 10.95% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 13.70% based on market price and 10.42% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust held overweight positions in health and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Conversely, relative performance was negatively affected by the Trust’s slight overweight in zero-coupon bonds. The Trust’s cash balance rose to nearly 8% by period end (from approximately 2% at the end of the calendar year), due primarily to some profit-taking in an overweighted portfolio holding. The Trust’s overall cash position did not have a material impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	RNJ
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2010 ($14.41)[1]	5.33%
Tax Equivalent Yield[2]	8.20%
Current Monthly Distribution per Common Share[3]	$0.064
Current Annualized Distribution per Common Share[3]	$0.768
Leverage as of January 31, 2010[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0655. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$14.41	$11.68	23.37%	$14.53	$11.10
Net Asset Value	$12.19	$11.33	7.59%	$12.73	$11.31

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

Transportation	20%	20%
State	19	22
Health	16	18
Education	11	10
Housing	10	9
Corporate	9	7
Utilities	8	7
County/City/Special District/School District	6	6
Tobacco	1	1

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	23%	24%
AA/Aa	24	17
A	16	20
BBB/Baa	24	27
Ba/BB	3	—
B	5	4
Not Rated	5	8

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	9

Trust Summary as of January 31, 2010	BlackRock New Jersey Municipal Income Trust

Investment Objective

BlackRock New Jersey Municipal Income Trust (BNJ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New Jersey gross income tax.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 4.91% based on market price and 12.66% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 13.70% based on market price and 10.42% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust held overweight positions in health and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Conversely, relative performance was negatively affected by the Trust’s slight over-weight in zero-coupon bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BNJ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2010 ($14.20)[1]	6.56%
Tax Equivalent Yield[2]	10.09%
Current Monthly Distribution per Common Share[3]	$0.0776
Current Annualized Distribution per Common Share[3]	$0.9312
Leverage as of January 31, 2010[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$14.20	$14.00	1.43%	$14.99	$13.48
Net Asset Value	$13.92	$12.78	8.92%	$14.28	$12.76

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

Health	22%	23%
State	22	22
Housing	20	20
Transportation	11	12
County/City/Special District/School District	9	9
Education	7	9
Corporate	6	4
Utilities	2	—
Tobacco	1	1

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	25%	26%
AA/Aa	19	20
A	31	27
BBB/Baa	14	17
BB/Ba	2	—
B	3	3
Not Rated	6[6]	7

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2010, the market value of these securities was $4,037,648, representing 3% of the Trust’s long-term investments.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Trust Summary as of January 31, 2010	BlackRock New York Investment Quality Municipal Trust Inc.

Investment Objective

BlackRock New York Investment Quality Municipal Trust Inc. (RNY) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income taxes and New York State and New York City income tax consistent with preservation of capital.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 8.58% based on market price and 10.68% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 7.74% based on market price and 10.02% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s holdings of longer-dated and discount-coupon bonds aided relative performance; these issues outperformed as the market recovered and credit spreads tightened during the six months. Additionally, fund management was active in the new-issue market, which benefited the Trust by adding diversification and better-structured bonds to the portfolio. An above-average accrual rate was a positive factor as well. On the other hand, the Trust’s higher-coupon bonds with shorter call protection detracted from performance for the period, as their shorter duration and negative convexity caused them to lag. Exposure to zero-coupon bonds also hindered results. The Trust maintained low cash balances during the six months (averaging less than 1%), which was a positive contributor to both income and performance as the market rallied.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	RNY
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2010 ($13.26)[1]	6.17%
Tax Equivalent Yield[2]	9.49%
Current Monthly Distribution per Common Share[3]	$0.0682
Current Annualized Distribution per Common Share[3]	$0.8184
Leverage as of January 31, 2010[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0707. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$13.26	$12.61	5.15%	$14.49	$12.40
Net Asset Value	$13.73	$12.81	7.18%	$14.14	$12.79

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	28%	26%
Education	13	19
Health	13	11
Utilities	12	13
Corporate	12	9
State	10	10
Housing	7	7
Transportation	3	3
Tobacco	2	2

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	28%	29%
AA/Aa	15	24
A	36	28
BBB/Baa	11	9
BB/Ba	2	2
B	7	7
Not Rated	1	1

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	11

Trust Summary as of January 31, 2010	BlackRock New York Municipal Income Trust

Investment Objective

BlackRock New York Municipal Income Trust (BNY) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New York State and New York City personal income taxes.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Trust returned 7.26% based on market price and 13.08% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 7.74% based on market price and 10.02% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s holdings of longer-dated and discount-coupon bonds aided relative performance; these issues outperformed as the market recovered and credit spreads tightened during the six months. Additionally, fund management was active in the new-issue market, which benefited the Trust by adding diversification and better-structured bonds to the portfolio. An above-average accrual rate was a positive factor as well. On the other hand, the Trust’s higher-coupon bonds with shorter call protection detracted from performance for the period, as their shorter duration and negative convexity caused them to lag. Exposure to zero-coupon bonds also hindered results. The Trust maintained low cash balances during the six months (averaging less than 1%), which was a positive contributor to both income and performance as the market rallied.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BNY
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2010 ($14.45)[1]	6.85%
Tax Equivalent Yield[2]	10.54%
Current Monthly Distribution per Common Share[3]	$0.0825
Current Annualized Distribution per Common Share[3]	$0.9900
Leverage as of January 31, 2010[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$14.45	$13.95	3.58%	$15.64	$13.62
Net Asset Value	$13.88	$12.71	9.21%	$14.30	$12.69

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	15%	15%
Education	15	13
Housing	15	14
Transportation	14	14
Corporate	11	11
State	11	12
Utilities	10	11
Tobacco	5	6
Health	4	4

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	26%	27%
AA/Aa	19	22
A	27	27
BBB/Baa	20	17
BB/Ba	1	1
B	6	5
Not Rated	1 [6]	1

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2010, the market value of these securities was $2,340,150, representing 1% of the Trust’s long-term investments.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2010

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from the Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rate whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trust’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAV per share.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Trust. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and/or TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2010, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

RAA	35%
BFZ	38%
BFO	38%
RFA	38%
BBF	39%
RNJ	36%
BNJ	36%
RNY	35%
BNY	37%

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. Each Trust’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment or may cause a Trust to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	13

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock California Investment Quality Municipal Trust Inc. (RAA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 132.0%

Corporate — 3.6%
Los Angeles Regional Airports Improvement Corp. California, RB, Facilities Sublease, LA International, Series B, AMT, 7.50%, 12/01/24	$500	$487,725

County/City/Special District/School District — 44.7%
Butte-Glenn Community College District, GO, Election 2002, Series C, 5.50%, 8/01/30	500	538,725
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	500	550,365
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	500	524,600
Los Angeles Community College District California, GO, Election 2003, Series F-1, 5.00%, 8/01/33	335	337,539
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E, 5.75%, 9/01/34	250	253,107
Los Angeles Unified School District California, GO:
Election of 2004, Series F (FGIC), 5.00%, 7/01/30	250	253,830
Series D, 5.30%, 1/01/34	500	510,765
Marysville Joint Unified School District California, GO, Election of 2006 (AGM), 5.50%, 8/01/32	45	47,410
Modesto Irrigation District, COP, Capital Improvements, Series A, 5.50%, 10/01/26	65	70,039
Rio Hondo Community College District California, GO, Election 2009, Series B, 5.50%, 8/01/30	125	133,584
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	500	517,860
San Jose Unified School District Santa Clara County California, GO, Election 2002, Series D, 5.00%, 8/01/32	250	251,895
Santa Ana Unified School District, GO (NPFGC), 5.38%, 8/01/27	500	514,625
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	100	107,809
Snowline Joint Unified School District COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	250	273,295
Vacaville Unified School District California, GO, Election of 2001 (NPFGC), 5.00%, 8/01/30	500	501,905
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	500	561,585

		5,948,938

Education — 7.6%
California Educational Facilities Authority, RB, Stanford University, Series Q, 5.25%, 12/01/32	500	518,300

Municipal Bonds	Par (000)	Value

California (continued)

Education (concluded)
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/37	$500	$492,640

		1,010,940

Health — 24.7%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	250	261,665
6.25%, 8/01/39	250	268,908
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	470	490,414
Providence Health & Services, Series C, 6.50%, 10/01/38	250	281,160
St. Joseph Health System, Series A, 5.75%, 7/01/39	485	499,550
California Statewide Communities Development Authority, RB, St. Joseph Health System, Series C (FGIC), 5.75%, 7/01/47	250	255,558
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series E, 5.50%, 7/01/31	250	252,260
Catholic Healthcare West, Series K (AGC), 5.50%, 7/01/41	240	243,050
Kaiser, Series C, 5.25%, 8/01/31	750	732,060

		3,284,625

State — 13.0%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	340	348,449
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	250	254,142
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/38	625	604,594
State of California, GO, Various Purpose, 6.50%, 4/01/33	490	523,423

		1,730,608

Transportation — 14.3%
County of Orange California, RB, Series B, 5.75%, 7/01/34	500	540,520
County of Sacramento California, RB, Senior Series B:
5.75%, 7/01/39	250	266,105
(AGC), 5.50%, 7/01/34	105	110,187
Los Angeles Department of Airports, Refunding RB, Ontario International, Series A, AMT (NPFGC), 5.00%, 5/15/26	510	493,400
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	495	495,277

		1,905,489

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
S/F	Single-Family
VHA	Veterans Hospital Administration
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock California Investment Quality Municipal Trust Inc. (RAA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities — 24.1%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	$400	$417,408
Chino Basin Regional Financing Authority California, RB, Inland Empire Utilities Agency, Series A (AMBAC), 5.00%, 11/01/33	200	196,708
Contra Costa Water District, Refunding RB, Series O (AMBAC), 5.00%, 10/01/24	600	636,624
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	100	102,344
Eastern Municipal Water District California, COP, Series H, 5.00%, 7/01/35	285	285,767
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/35	500	507,805
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/39	250	256,827
Series A, 5.25%, 8/01/38	500	512,050
Southern California Public Power Authority, RB, Transmission Project (NPFGC), 5.50%, 7/01/20	40	40,148
Western Municipal Water District Facilities Authority, RB, Series B, 5.00%, 10/01/39	250	251,318

		3,206,999

Total Municipal Bonds — 132.0%		17,575,324

Municipal Bonds Transferred to Tender Option Bond Trusts (a)

California — 16.1%

County/City/Special District/School District — 11.7%
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	480	532,227
San Diego Community College District California, GO, Election 2002, 5.25%, 8/01/33	508	519,991
Santa Clara County Financing Authority, Refunding RB, Lease, Series L, 5.25%, 5/15/36	495	510,450

		1,562,668

Education — 2.5%
University of California, RB, Series O, 5.75%, 5/15/34	300	333,746

Utilities — 1.9%
Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5.00%, 7/01/33	250	252,104

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.1%		2,148,518

Total Long-Term Investments (Cost — $19,188,906) — 148.1%		19,723,842

Short-Term Securities	Shares

CMA California Municipal Money Fund, 0.04% (b)(c)	512,287	512,287

Total Short-Term Securities (Cost — $512,287) — 3.8%		512,287

Total Investments (Cost — $19,701,193*) — 151.9%		20,236,129
Other Assets Less Liabilities — 1.8%		241,853
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (9.2)%		(1,233,879)
Preferred Shares, at Redemption Value — (44.5)%		(5,925,217)

Net Assets Applicable to Common Shares– 100.0%		$13,318,886

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$18,491,538

	Gross unrealized appreciation	$681,063
	Gross unrealized depreciation	(169,355)

	Net unrealized appreciation	$511,708

(a)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	$(1,125,239)	$80

(c)	Represents the current yield as of report date.

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$512,287
Level 2 — Long-Term Investments[1]	19,723,842
Level 3	—

Total	$20,236,129

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	15

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 104.4%

Corporate — 2.1%
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 6.75%, 12/01/27	$2,475	$2,559,348
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	680	744,634
Los Angeles Regional Airports Improvement Corp. California, RB, Series C, AMT, 7.50%, 12/01/24	1,165	1,145,533

		4,449,515

County/City/Special District/School District — 29.5%
Butte-Glenn Community College District, GO, Election 2002, Series C, 5.50%, 8/01/30	4,425	4,767,716
California State Department of Water Resources, Refunding RB, Water System, Series AF, 5.00%, 12/01/29	2,500	2,661,475
Elk Grove Unified School District California, Special Tax Bonds, CAB, Community Facilities No. 1 (AMBAC) (a):
5.60%, 12/01/29	7,485	2,048,270
5.60%, 12/01/30	7,485	1,891,834
5.60%, 12/01/31	7,485	1,752,388
Live Oak Unified School District, GO, CAB, Election 2004, Series B (Syncora) (a)(b):
5.59%, 8/01/18	985	297,165
5.60%, 8/01/18	1,030	293,560
5.61%, 8/01/18	1,080	290,725
5.62%, 8/01/18	1,125	285,975
5.63%, 8/01/18	1,175	282,012
5.64%, 8/01/18	1,230	278,669
5.65%, 8/01/18	1,285	274,759
5.66%, 8/01/18	1,340	270,358
5.67%, 8/01/18	1,400	266,490
5.68%, 8/01/18	1,465	263,026
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	2,135	2,298,477
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	2,570	2,739,337
Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	3,300	3,456,024
Oak Grove School District California, GO, Election 2008, Series A, 5.50%, 8/01/33	4,000	4,236,760
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,097,900
Peralta Community College District California, GO, Election 2006, Series C, 5.00%, 8/01/39	7,500	7,319,175
Pittsburg Redevelopment Agency, Tax Allocation Bonds, Refunding, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	2,500	2,729,925
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	2,900	3,003,588
San Jose Unified School District Santa Clara County California, GO, Election 2002, Series D, 5.00%, 8/01/32	2,875	2,896,792
Santa Ana Unified School District, GO, Election 2008, Series A:
5.50%, 8/01/30	35	37,272
5.13%, 8/01/33	8,000	8,085,120
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,293,708
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	2,500	2,748,850

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	$2,350	$2,639,450

		61,506,800

Education — 2.3%
California Infrastructure & Economic Development Bank, RB, J. David Gladstone Institute Project, 5.25%, 10/01/34	4,000	3,808,520
San Diego Community College District California, GO, Election 2002, 5.25%, 08/01/33	1,000	1,022,530

		4,831,050

Health — 17.5%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	1,000	1,046,660
6.25%, 8/01/39	3,000	3,226,890
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,000	3,135,930
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,105,180
Scripps Health, Series A, 5.00%, 11/15/36 (c)	4,500	4,338,810
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I-LLC, Series A, 5.55%, 8/01/31	13,500	13,546,710
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	3,000	3,034,440
Catholic Healthcare West, Series E, 5.50%, 7/01/31	2,000	2,018,080
Kaiser, Series C, 5.25%, 8/01/31	3,000	2,928,240

		36,380,940

State — 10.1%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	5,000	5,124,250
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,475	1,499,441
State of California, GO, Various Purpose:
6.50%, 4/01/33	9,700	10,361,637
6.00%, 11/01/39	4,000	4,058,520

		21,043,848

Transportation — 12.5%
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,243,120
County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	1,350	1,436,967
Foothill Eastern Transportation Corridor Agency California, Refunding RB:
5.75%, 1/15/40	4,000	3,764,920
CAB, 5.88%, 7/15/26	5,000	4,886,100
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	3,970	3,972,223
Port of Oakland, Refunding RB, Series L, AMT (NPFGC), 5.38%, 11/01/27	3,710	3,504,874
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	4,825	5,167,527

		25,975,731

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities — 30.4%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	$2,500	$2,608,800
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	5,475	5,611,656
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series E, 5.88%, 1/01/34	4,375	4,790,844
Los Angeles Department of Water & Power, RB, Sub-Series A-1:
Power System, 5.25%, 7/01/38	3,500	3,704,855
Power System (AMBAC), 5.00%, 7/01/37	10,000	10,104,600
Series A, 5.38%, 7/01/34	1,400	1,507,268
Metropolitan Water District of Southern California, Refunding RB, Series C:
5.00%, 7/01/29	4,200	4,455,738
5.00%, 7/01/35	3,500	3,614,065
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,000	10,279,400
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	10,040	10,195,319
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A:
5.25%, 5/15/34	4,000	4,169,960
5.25%, 5/15/39	2,250	2,311,447

		63,353,952

Total Municipal Bonds in California		217,541,836

Multi-State — 6.2%

Housing — 6.2%
Centerline Equity Issuer Trust, 6.80%, 11/30/50 (d)(e)	4,000	4,109,600
MuniMae Tax-Exempt Bond Subsidiary LLC (d)(e):
6.30%, 6/30/49	6,760	6,269,118
6.80%, 6/30/50	3,000	2,459,910

Total Municipal Bonds in Multi-State		12,838,628

Puerto Rico — 2.1%

State — 2.1%
Commonwealth of Puerto Rico, GO, Refunding, Public improvement, Series B, 6.50%, 7/01/37	4,230	4,461,212

Total Municipal Bonds — 112.7%		234,841,676

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

California — 45.1%

County/City/Special District/School District — 29.6%
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	$9,596	$10,644,542
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	4,992,850
Mount San Antonio Community College District, California, GO, Election 2001, Series C (FSA), 5.00%, 9/01/31	10,770	10,981,415
San Diego Community College District California, GO:
Election 2002, 5.00%, 5/01/25	10,615	11,025,941
Election 2002, 5.25%, 8/01/33	4,487	4,588,160
Election 2006 (AGM), 5.00%, 8/01/32	9,000	9,106,650
Santa Clara County Financing Authority, Refunding RB, Lease, Series L, 5.25%, 5/15/36	10,000	10,318,157

		61,657,715

Education — 11.5%
California Educational Facilities Authority, RB:
Stanford University, Series Q, 5.25%, 12/01/32	10,000	10,366,180
University of Southern California, Series A, 5.25%, 10/01/18	6,900	7,282,950
University of California, RB, Series O, 5.75%, 5/15/34	5,595	6,224,382

		23,873,512

Utilities — 4.0%
Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5.00%, 7/01/33	8,356	8,430,350

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.1%		93,961,577

Total Long-Term Investments (Cost — $324,237,295) — 157.8%		328,803,253

Short-Term Securities	Shares

CMA California Municipal Money Fund, 0.04% (g)(h)	6,582,995	6,582,995

Total Short-Term Securities (Cost — $6,582,995) — 3.1%		6,582,995

Total Investments (Cost — $330,820,290*) — 160.9%		335,386,248
Other Assets Less Liabilities — 0.2%		448,990
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (27.1)%		(56,425,887)
Preferred Shares, at Redemption Value — (34.0)%		(71,002,630)

Net Assets Applicable to Common Shares — 100.0%		$208,406,721

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	17

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$273,805,979

Gross unrealized appreciation	$8,833,241
Gross unrealized depreciation	(3,631,749)

Net unrealized appreciation	$5,201,492

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a report date.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

JPMorgan Chase Bank NA	$4,338,810	$(63,315)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	$2,952,199	$848

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$6,582,995
Level 2 — Long-Term Investments[1]	328,803,253
Level 3	—

Total	$335,386,248

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 144.2%

Corporate — 8.6%
County of Escambia Florida, Refunding RB, Environment, Series A, AMT, 5.75%, 11/01/27	$4,000	$3,770,520
Hillsborough County IDA, Refunding Tampa Electric Co. Project, RB:
5.50%, 10/01/23	1,955	1,971,735
Series A, 5.65%, 5/15/18	1,000	1,063,850

		6,806,105

County/City/Special District/School District — 61.9%
Broward County School Board Florida, COP, Series A (AGM) 5.25%, 7/01/22	2,500	2,658,075
County of Hillsborough Florida, RB (AMBAC) 5.00%, 11/01/20	5,545	5,926,551
County of Miami-Dade Florida, RB, Sub-Series B (NPFGC), 5.63%, 10/01/32 (a)	7,560	1,613,304
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.31%, 10/01/19	5,365	2,985,408
5.29%, 10/01/20	10,000	5,214,700
County of Orange Florida, Refunding RB, Series A (NPFGC) 5.13%, 1/01/22	2,200	2,309,120
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/27	1,000	1,009,660
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	2,000	2,287,700
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,333,720
Northern Palm Beach County Improvement District, RB:
Water Control & Improvement, Unit of Development No. 43, 6.10%, 8/01/11 (b)	2,735	2,966,053
Water Control Improvement, Series 43, 6.10%, 8/01/21	380	372,024
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA):
4.50%, 8/01/22	1,000	738,760
5.00%, 8/01/31	1,000	707,050
Sterling Hill Community Development District, Special Assessment Bonds, Series A, 6.10%, 5/01/23	4,105	3,942,483
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	2,425	1,999,994
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	1,300	1,158,898
Village Center Community Development District, RB:
(NPFGC), 5.25%, 10/01/23	5,000	4,928,700
Sub-Series B, 6.35%, 1/01/18	2,000	1,900,880
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	1,285	1,291,554
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	561,790

		48,906,424

Education — 1.0%
Orange County Educational Facilities Authority, RB,
Rollins College Project (AMBAC), 5.25%, 12/01/22	725	775,409

Municipal Bonds	Par (000)	Value

Florida (concluded)

Health — 19.2%
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC) 5.95%, 7/01/20	$456	$470,567
Halifax Hospital Medical Center, Refunding RB, Series A, 5.25%, 6/01/26	2,500	2,484,100
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,255,100
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,502,670
Lee County IDA Florida, Refunding RB, Shell Point/ Alliance Community Project, 5.00%, 11/15/22	1,500	1,324,275
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,483,260
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	675	681,163
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	4,450	4,959,213

		15,160,348

Housing — 3.4%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (GNMA), 4.70%, 7/01/22	1,805	1,807,256
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (GNMA), 5.63%, 10/01/39	860	895,355

		2,702,611

State — 14.5%
Florida Municipal Loan Council, RB, CAB, Series A (NPFGC), 5.18%, 4/01/20 (a)	4,000	2,320,560
Florida State Board of Education, GO, Public Education, Series J (AMBAC) 5.00%, 6/01/24	6,150	6,518,754
Florida State Board of Education, GO, Refunding, Public Education, Series I, 5.00%, 6/01/18	500	550,775
Florida State Board of Education, RB, Series B, 5.00%, 7/01/23	2,000	2,116,200

		11,506,289

Transportation — 3.9%
County of Lee Florida, Refunding RB, Series B, (AMBAC) 5.00%, 10/01/22	3,000	3,051,000

Utilities — 31.7%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,127,916
City of Lakeland Florida, Refunding RB, 5.00%, 10/01/27	1,000	1,018,950
City of Marco Island Florida, RB (NPFGC):
5.25%, 10/01/21	1,000	1,049,830
5.00%, 10/01/22	2,000	2,050,900
5.00%, 10/01/23	1,375	1,404,013
City of Palm Coast Florida, RB (NPFGC):
5.00%, 10/01/22	1,770	1,809,949
5.00%, 10/01/23	1,485	1,514,462
5.00%, 10/01/24	1,500	1,526,055
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM) 5.25%, 10/01/19	3,000	3,329,160
Sumter County IDA Florida, RB, North Sumter Utility Co. LLC Project, AMT, 6.80%, 10/01/32	1,145	1,103,917
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,062,097
5.00%, 10/01/23	1,180	1,227,507
Tohopekaliga Water Authority, Refunding RB, Series A (AGM):
5.00%, 10/01/21	3,630	3,751,387
5.00%, 10/01/23	2,000	2,054,640

		25,030,783

Total Municipal Bonds in Florida		113,938,969

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	19

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

U.S. Virgin Islands — 1.7%

Corporate — 1.7%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 4.70%, 7/01/22	$1,500	$1,339,470

Total Municipal Bonds — 145.9%		115,278,439

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Florida — 11.3%

County/City/Special District/School District — 8.3%
Palm Beach County School District, COP, Series D (AGM) 5.00%, 8/01/28	6,510	6,569,436

Housing — 3.0%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	1,290	1,395,303
Manatee County Housing Finance Authority, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	917	954,477

		2,349,780

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.3%		8,919,216

Total Long-Term Investments (Cost — $126,132,708) — 157.2%		124,197,655

Short-Term Securities	Shares

CMA Florida Municipal Money Fund 0.00% (d)(e)	1,030,592	1,030,592

Total Short-Term Securities (Cost — $1,030,592) — 1.3%		1,030,592

Total Investments (Cost — $127,163,300*) — 158.5%		125,228,247
Other Assets Less Liabilities — 1.6%		1,234,074
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (5.8)%		(4,581,747)
Preferred Shares, at Redemption Value — (54.3)%		(42,902,756)

Net Assets Applicable to Common Shares — 100.0%		$78,977,818

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$122,533,474

Gross unrealized appreciation	$2,339,933
Gross unrealized depreciation	(4,218,733)

Net unrealized depreciation	$(1,878,800)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	$909,857	$105

(e)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$1,030,592
Level 2 — Long-Term Investments[1]	124,197,655
Level 3	—

Total	$125,228,247

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$90	$90,923

California — 19.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	195	206,809
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	130	135,597
St. Joseph Health System, 5.75%, 7/01/39	195	200,850
California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	300	302,046
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	250	264,632
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	615	647,066
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	248,573
San Francisco City & County Airports Commission, Refunding RB, VRDN, 2nd Series A-3, AMT, 6.75%, 5/01/19	500	527,295

		2,532,868

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	155	163,381

Florida — 15.1%
Arborwood Community Development District, Special Assessment Bonds, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	210	151,028
Ave Maria Stewardship Community Development District, Special Assessment Bonds, BAN, 4.80%, 11/01/12	500	386,165
City of Boynton Beach Florida, Refunding RB (FGIC), 6.25%, 11/01/20 (a)	170	207,726
County of Miami-Dade Florida, RB, Sub-Series B (NPFGC), 5.65%, 10/01/31 (b)	1,775	406,351
County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (b)	1,000	276,520
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	125	126,141
New River Community Development District, Special Assessment Bonds, Series B, 5.00%, 5/01/13 (c)(d)	250	104,825
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	450	365,301

		2,024,057

Georgia — 6.9%
Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	350	362,218
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	500	565,165

		927,383

Illinois — 3.6%
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	250	273,753
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	195	200,959

		474,712

Indiana — 2.7%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	335	357,123

Municipal Bonds	Par (000)	Value

Kansas — 2.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	$250	$262,730

Kentucky — 3.5%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	220	240,007
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	215	221,643

		461,650

Maine — 1.8%
Maine State Housing Authority, RB, Series C, AMT, 5.45%, 11/15/23	235	235,313

Massachusetts — 5.8%
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	250	250,838
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	250	268,487
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	261,035

		780,360

Michigan — 4.8%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	250	267,640
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	325	376,812

		644,452

Nevada — 5.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	250	274,362
County of Clark, Nevada, RB, Series B, 5.75%, 7/01/42 (e)	440	452,030

		726,392

New Jersey — 6.1%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	175	172,349
School Facilities Construction, Series AA, 5.50%, 12/15/29	250	270,532
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	165	169,214
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	190	206,329

		818,424

New York — 6.1%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	260,700
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	300	315,984
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	225	240,502

		817,186

North Carolina — 1.1%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34 (e)	25	26,463
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	65	66,883
North Carolina Municipal Power Agency No. 1 Catawba, Refunding RB, Series A, 5.00%, 1/01/30	50	50,972

		144,318

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	21

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 7.4%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	$300	$321,864
Pennsylvania Turnpike Commission, RB:
Sub-Series B, 5.25%, 6/01/39	425	428,715
Sub-Series C (AGC), 6.25%, 6/01/38	215	242,365

		992,944

Texas — 8.8%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	85	90,289
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	150,429
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	280,342
Lower Colorado River Authority, RB, 5.75%, 5/15/28	120	126,814
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	266,687
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	250	260,242

		1,174,803

Virginia — 3.0%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	250	286,508
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	120	119,617

		406,125

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	245	244,980

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	180	186,026

Total Municipal Bonds — 108.2%		14,466,150

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 10.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	300	316,650
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	700	776,165
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	60	59,914
University of California, RB, Series O, 5.75%, 5/15/34	210	233,623

		1,386,352

District of Columbia — 4.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	195	216,575
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	320,000

		536,575

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (f)	(000)	Value

Florida — 8.8%
Hillsborough County Aviation Authority, Florida, RB, Series A, AMT (AGC), 5.50%, 10/01/38	$280	$282,781
JEA, RB, Issue Three Series Two River Power Pike, 5.00%, 10/01/37	210	210,517
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	420	454,284
Manatee County Housing Finance Authority, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	220	229,241

		1,176,823

Illinois — 5.4%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	400	451,596
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	267,139

		718,735

Nevada — 4.2%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	554,290

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	165	177,123

New York — 4.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	240	267,585
Series FF-2, 5.50%, 6/15/40	255	278,945

		546,530

South Carolina — 4.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	548,673

Texas — 5.5%
City of San Antonio, Texas, Refunding RB, Series A, 5.25%, 2/01/31	300	324,754
Harris County Cultural Education Facilities Finance Corporation, RB, Hospital Texas Children’s Hospital Project, 5.50%, 10/01/39	400	410,528

		735,282

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	135,175

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.8%		6,515,558

Total Long-Term Investments (Cost — $20,474,141) — 157.0%		20,981,708

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (g)(h)	714,610	714,610

Total Short-Term Securities (Cost — $714,610) — 5.3%		714,610

Total Investments (Cost — $21,188,751*) — 162.3%		21,696,318
Liabilities in Excess of Other Assets — (1.9)%		(249,871)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (26.2)%		(3,506,856)
Preferred Shares, at Redemption Value — (34.2)%		(4,575,120)

Net Assets Applicable to Common Shares — 100.0%		$13,364,471

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$17,730,070

Gross unrealized appreciation	$1,097,057
Gross unrealized depreciation	(634,919)

Net unrealized appreciation	$462,138

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

CitiGroup Global Markets, Inc.	$452,030	$(1,346)
Merrill Lynch & Co.	$26,463	$296

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$614,505	$307

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$714,610
Level 2 — Long-Term Investments[1]	20,981,708
Level 3	—

Total	$21,696,318

[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	23

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$625	$631,406

California — 16.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,355	1,437,059
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	805	743,224
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	890	928,315
St. Joseph Health System, 5.75%, 7/01/39	1,375	1,416,250
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,075	2,089,151
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	645	655,688
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,450	1,534,869
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,210	4,429,509
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,657,152

		14,891,217

Colorado — 3.3%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,810	1,840,354
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,154,206

		2,994,560

District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	1,000	1,059,930

Florida — 21.0%
Ave Maria Stewardship Community Development District, Special Assessment Bonds, BAN, 4.80%, 11/01/12	1,000	772,330
City of Jacksonville Florida, RB (NPFGC), 5.00%, 10/01/26	1,300	1,313,832
City of Tampa Florida, Refunding RB, Series A, 5.00%, 10/01/26	4,000	4,081,880
County of Miami-Dade Florida, RB, Sub-Series C (NPFGC), 5.63%, 10/01/28 (a)	17,290	5,005,628
County of St. John’s Florida, RB, CAB (AMBAC), 5.34%, 6/01/30 (a)	3,945	1,240,505
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	639	658,794
Laguna Lakes Community Development District Florida, RB, Series A, 6.40%, 5/01/33 (b)	1,550	1,811,655
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	825	832,532
Miami-Dade County Expressway Authority Florida, Refunding RB (NPFGC), 5.13%, 7/01/25	500	507,765
New River Community Development District, Special Assessment Bonds, Series B, 5.00%, 5/01/13 (c)(d)	1,500	628,950
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	1,795	1,457,145
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	561,790

		18,872,806

Municipal Bonds	Par (000)	Value

Georgia — 6.5%
Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	$2,450	$2,535,530
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	2,900	3,277,957

		5,813,487

Illinois — 5.9%
Illinois Finance Authority, RB, Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,775,872
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,080,519
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,375	1,417,020

		5,273,411

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	2,210	2,355,948

Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	1,600	1,681,472

Kentucky — 3.5%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,500	1,636,410
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	1,450	1,494,805

		3,131,215

Massachusetts — 2.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,073,950
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	783,105

		1,857,055

Michigan — 4.0%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,070,560
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,415	1,381,365
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,153,623

		3,605,548

Nevada — 5.5%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,755,920
County of Clark, Nevada, RB, Series B, 5.75%, 7/01/42 (e)	3,075	3,159,071

		4,914,991

New Jersey — 2.9%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,165	1,194,754
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	1,295	1,406,292

		2,601,046

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 7.1%
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	$1,055	$1,150,889
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,564,200
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,106,560
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,614,039

		6,435,688

North Carolina — 2.0%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34 (e)	180	190,534
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	450	463,036
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	855	850,862
North Carolina Municipal Power Agency No. 1 Catawba, Refunding RB, Series A, 5.00%, 1/01/30	320	326,218

		1,830,650

Ohio — 1.1%
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	970	995,754

Pennsylvania — 3.9%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	536,440
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	2,945	2,970,739

		3,507,179

Puerto Rico — 2.9%
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 5.75%, 8/01/37	2,605	2,656,553

Texas — 10.6%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	595	632,021
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	956,296
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	560,685
Lower Colorado River Authority, RB:
5.75%, 5/15/28	810	855,992
5.50%, 5/15/33	2,000	2,116,120
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,250	1,333,437
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	2,980	3,102,091

		9,556,642

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,205	1,203,072

Virginia — 2.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,146,030
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	835	832,336

		1,978,366

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,675	1,674,866

Municipal Bonds	Par (000)	Value

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	$1,235	$1,276,348

Total Municipal Bonds — 112.1%		100,799,210

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 9.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	1,995	2,105,723
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	3,898	4,324,345
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	399,428
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,668,735

		8,498,231

District of Columbia — 3.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,395	1,549,343
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	1,919,998

		3,469,341

Florida — 9.7%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	7,490	7,632,834
Jackson Economic Development, RB, Issue Three Series Two River Power Pike, 5.00%, 10/01/37	1,110	1,112,731

		8,745,565

Illinois — 3.5%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25% 7/01/38	2,800	3,161,172

Nevada — 5.5%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,771,450
Series B, 5.50%, 7/01/29	1,994	2,176,554

		4,948,004

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,094	1,175,450

New York — 4.2%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,572,063
Series FF-2, 5.50%, 6/15/40	1,994	2,182,336

		3,754,399

South Carolina — 2.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,888,082

Texas — 5.6%
City of San Antonio, Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,192,088
Harris County Cultural Education Facilities Finance Corporation, RB, Hospital Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	2,822,380

		5,014,468

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	935,813

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.3%		41,590,525

Total Long-Term Investments (Cost — $139,245,701) — 158.4%		142,389,735

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	25

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.16% (g)(h)	6,033,536	$6,033,536

Total Short-Term Securities (Cost — $6,033,536) — 6.7%		6,033,536

Total Investments (Cost — $145,279,237*) — 165.1%		148,423,271
Liabilities in Excess of Other Assets — (2.3)%		(2,051,970)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (24.7)%		(22,241,228)
Preferred Shares, at Redemption Value — (38.1)%		(34,251,661)

Net Assets Applicable to Common Shares — 100.0%		$89,878,412

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$123,462,289

Gross unrealized appreciation	$6,486,627
Gross unrealized depreciation	(3,754,409)

Net unrealized appreciation	$2,732,218

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup Inc.	$3,159,071	$(9,410)
Merrill Lynch & Co.	$190,534	$2,129

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$4,330,630	$4,863

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$6,033,536
Level 2 — Long-Term Investments[1]	142,389,735
Level 3	—

Total	$148,423,271

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 121.5%

Corporate — 12.8%
New Jersey EDA, RB, AMT:
Continental Airlines Inc. Project, 7.00%, 11/15/30	$925	$882,126
Disposal, Waste Management of New Jersey, Series A, 5.30%, 6/01/15	500	531,770
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	175	172,349

		1,586,245

County/City/Special District/School District — 9.3%
City of Perth Amboy New Jersey, GO, CAB (AGM), 5.03%, 7/01/34 (a)	100	89,749
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	260	291,866
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.50%, 12/15/32 (b)	1,000	268,320
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	340	358,074
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	200	37,000
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.25%, 8/15/38	100	104,426

		1,149,435

Education — 11.2%
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	100	101,491
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	380	390,233
Georgian Court University, Series D, 5.00%, 7/01/33	100	93,956
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	250	234,390
Rowan University, Series B (AGC), 5.00%, 7/01/24	255	275,726
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	175	197,278
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	65	65,853
5.00%, 12/01/26	30	30,183

		1,389,110

Health — 23.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	150	126,930
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	60	52,316
5.88%, 1/01/37	110	87,073
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	500	489,670
Seabrook Village Inc. Facility, 5.25%, 11/15/26	140	117,835
New Jersey Health Care Facilities Financing Authority, RB:
Hackensack University Medical Center, 6.00%, 1/01/25	1,000	1,007,510
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	252,582
Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	99,395
Virtua Health (AGC), 5.50%, 7/01/38	150	156,491

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (b)	$500	$98,405
CAB, St. Barnabas Health, Series B, 5.69%, 7/01/36 (b)	840	97,222
CAB, St. Barnabas Health, Series B, 5.75%, 7/01/37 (b)	900	96,003
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	200,263

		2,881,695

Housing — 12.7%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, , 5.00%, 10/01/34	210	209,689
S/F Housing, Series ', AMT, 4.85%, 4/01/16	500	521,520
Series A, 4.75%, 11/01/29	140	137,351
Series AA, 6.38%, 10/01/28	245	270,027
Series AA, 6.50%, 10/01/38	185	201,330
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	200	224,440

		1,564,357

State — 23.0%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.75%, 6/15/34	400	379,892
Newark Downtown District Management Corp., 5.13%, 6/15/37	100	81,529
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	537,560
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	335,763
Transportation Project Sublease, Series A (AGM), 5.75%, 5/01/10	900	911,880
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	200	216,426
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
6.00%, 12/15/38	150	164,583
(AGC), 5.63%, 12/15/28	100	111,405
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	100	103,284

		2,842,322

Tobacco — 1.1%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	150	139,842

Transportation — 19.3%
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	300	310,572
New Jersey State Turnpike Authority, Refunding RB, (AMBAC):
Series C, 6.50%, 1/01/16	160	190,078
Series C, 6.50%, 1/01/16 (c)	785	912,029
Series C-2005, 6.50%, 1/01/16 (c)	55	67,720
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	175	190,040
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	264,092
South Jersey Transportation Authority, RB, Series A (NPFGC) 4.50%, 11/01/35	490	452,765

		2,387,296

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	27

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Utilities — 8.8%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	$75	$73,606
Passaic Valley Sewage Commissioners, Refunding RB, Sewer System, Series E (AMBAC), 5.75%, 12/01/21	1,000	1,008,140

		1,081,746

Total Municipal Bonds in New Jersey		15,022,048

Pennsylvania — 8.1%

Transportation — 8.1%
Delaware River Port Authority Pennsylvania & New Jersey, RB (AGM), 5.75%, 1/01/26	1,000	1,001,180

Puerto Rico — 15.3%

Education — 4.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Ana G. Mendez University System Project, 5.00%, 3/01/26	600	526,206

Housing — 2.4%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	300	300,297

State — 5.7%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.36%, 7/01/37 (b)	795	111,944
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	215	222,011
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 5.75%, 8/01/37	365	372,223

		706,178

Utilities — 2.9%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	350	352,797

Total Municipal Bonds in Puerto Rico		1,885,478

Total Municipal Bonds — 144.9%		17,908,706

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

New York — 2.0%

Transportation — 2.0%
Port Authority of New York & New Jersey, RB, Consolidated 152nd Series, AMT, 5.25%, 11/01/35	240	242,783

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.0%		242,783

Total Long-Term Investments (Cost — $18,571,052) — 146.9%		18,151,489

Short-Term Securities	Shares	Value

CMA New Jersey Municipal Money Fund, 0.04% (e)(f)	1,027,504	$1,027,504

Total Short-Term Securities (Cost — $1,027,504) — 8.3%		1,027,504

Total Investments (Cost — $19,598,556*) — 155.2%		19,178,993
Other Assets Less Liabilities — 1.9%		240,949
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.3)%		(160,047)
Preferred Shares, at Redemption Value — (55.8)%		(6,900,331)

Net Assets Applicable to Common Shares — 100.0%		$12,359,564

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,344,311

Gross unrealized appreciation	$679,656
Gross unrealized depreciation	(1,004,891)

Net unrealized depreciation	$(325,235)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury Obligations.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	$207,815	$142

(f)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$1,027,504
Level 2 — Long-Term Investments[1]	18,151,489
Level 3	—

Total	$19,178,993

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 122.4%

Corporate — 8.4%
New Jersey EDA, RB, AMT:
Continental Airlines Inc. Project, 7.00%, 11/15/30	$3,450	$3,290,093
Continental Airlines Inc. Project, 7.20%, 11/15/30	2,000	1,949,300
Disposal, Waste Management of New Jersey, Series A, 5.30%, 6/01/15	2,000	2,127,080
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	1,500	1,477,275

		8,843,748

County/City/Special District/School District — 13.1%
City of Perth Amboy New Jersey, GO, CAB (AGM) (a):
5.03%, 7/01/34	1,075	964,802
5.04%, 7/01/35	175	156,637
City of Vineland New Jersey, GO, Refunding, Electric Utilities, AMT (NPFGC):
5.30%, 5/15/30	1,500	1,477,875
5.38%, 5/15/31	1,500	1,489,530
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	2,630	2,952,333
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	2,400	2,527,584
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	1,790	331,150
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,399,202
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.25%, 8/15/38	225	234,958
Trenton Parking Authority, Refunding RB (NPFGC), 5.00%, 4/01/30	1,440	1,341,173

		13,875,244

Education — 11.0%
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C, 6.50%, 7/01/33 (b)	2,120	2,504,229
Montclair State University, Series J, 5.25%, 7/01/38	580	588,648
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,316,984
Fairleigh Dickinson University, Series C, 6.00%, 7/01/20	2,000	2,043,400
Georgian Court University, Series D, 5.00%, 7/01/33	250	234,890
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	500	468,780
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,634,585
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	535	542,019
5.00%, 12/01/26	250	251,527

		11,585,062

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health — 33.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	$1,000	$846,200
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (GNMA), 5.20%, 6/01/30	1,815	1,834,511
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	435,970
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	676,792
Masonic Charity Foundation Project, 5.50%, 6/01/31	2,000	1,984,940
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,037,647
Seabrook Village Inc. Facility, 5.25%, 11/15/26	1,790	1,506,607
New Jersey Health Care Facilities Financing Authority, RB:
Health System, Catholic Health East, Series A, 5.38%, 11/15/33 (b)	3,000	3,364,290
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,374,275
Kennedy Health System, 5.63%, 7/01/31	2,130	2,140,991
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	745,463
South Jersey Hospital, 6.00%, 7/01/26 (b)	1,960	2,199,963
South Jersey Hospital, 6.00%, 7/01/32 (b)	5,500	6,173,365
Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,304,088
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,255	1,283,627
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (c)	2,500	492,025
CAB, St. Barnabas Health, Series B, 5.69%, 7/01/36 (c)	7,700	891,198
CAB, St. Barnabas Health, Series B, 5.75%, 7/01/37 (c)	7,250	773,358
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	750	600,788
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,539,796

		35,205,894

Housing — 17.1%
Middlesex County Improvement Authority, RB, AMT (FNMA):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,404,676
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,370	4,382,148
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	1,775	1,772,373
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,750	1,825,320
Series A, 4.75%, 11/01/29	1,185	1,162,580
Series AA, 6.38%, 10/01/28	1,480	1,631,182
Series AA, 6.50%, 10/01/38	2,295	2,497,580
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	700	640,003
Newark Housing Authority, RB, South Ward Police Facility (AGC):
6.75%, 12/01/38	1,850	2,076,070
5.75%, 12/01/30	580	620,420

		18,012,352

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	29

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

State — 24.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.22%, 11/01/26 (c)	$6,000	$2,738,220
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.75%, 6/15/34	2,605	2,474,047
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	5,000	4,931,600
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,225,360
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,357,630
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	2,000	2,164,260
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,497,075
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 4.84%, 12/15/32 (c)	4,000	1,073,280
Transportation System, Series A, 6.00%, 12/15/38	1,450	1,590,969
Transportation System, Series A (AGC), 5.63%, 12/15/28	670	746,413
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	619,704

		25,418,558

Tobacco — 1.1%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,255	1,170,011

Transportation — 13.3%
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	3,205	3,317,944
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.88%, 12/15/38	1,465	1,590,902
(AGC), 5.50%, 12/15/38	1,000	1,073,980
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,152,640
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,750	1,848,648

		13,984,114

Utilities — 1.0%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	620	608,474
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.40%, 9/01/33 (c)	2,000	483,800

		1,092,274

Total Municipal Bonds in New Jersey		129,187,257

Multi-State — 6.5%

Housing — 6.5%
Centerline Equity Issuer Trust, 6.80%, 11/30/50 (d)(e)	2,500	2,568,500
MuniMae Tax-Exempt Bond Subsidiary LLC (d)(e):
6.30%, 6/30/49	2,897	2,686,765
6.80%, 6/30/50	2,000	1,639,940

		6,895,205

Total Municipal Bonds in Multi-State		6,895,205

Municipal Bonds	Par (000)	Value

Puerto Rico — 20.3%

Housing — 7.2%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (GNMA), 5.30%, 12/01/28	$2,545	$2,555,231
Puerto Rico Housing Finance Authority, Refunding RB:
Mortgage-Backed Securities, Series A (GNMA), 5.20%, 12/01/33	2,550	2,563,898
Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,475	2,477,450

		7,596,579

State — 9.1%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.36%, 7/01/37 (c)	6,000	844,860
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC) (a):
5.45%, 7/01/12 (b)	3,665	3,727,781
5.45%, 7/01/12	1,335	1,041,460
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	850	877,719
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 5.75%, 8/01/37	3,075	3,135,854

		9,627,674

Transportation — 2.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,000	2,158,000

Utilities — 1.9%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,000	2,015,980

Total Municipal Bonds in Puerto Rico		21,398,233

Total Municipal Bonds — 149.2%		157,480,695

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

New York — 1.9%

Transportation — 1.9%
Port Authority of New York & New Jersey, RB, Consolidated 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,063,654

Total Municipal Bonds Transferred to Tender Option Bond Trusts		2,063,654

Total Long-Term Investments (Cost — $161,060,614) — 151.1%		159,544,349

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 0.04% (g)(h)	4,831,059	4,831,059

Total Short-Term Securities (Cost — $4,831,059) — 4.6%		4,831,059

Total Investments (Cost — $165,891,673*) — 155.7%		164,375,408
Other Assets Less Liabilities — 1.6%		1,661,192
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.3)%		(1,360,399)
Preferred Shares, at Redemption Value — (56.0)%		(59,101,545)

Net Assets Applicable to Common Shares — 100.0%		$105,574,656

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$163,256,125

Gross unrealized appreciation	$6,825,848
Gross unrealized depreciation	(7,065,861)

Net unrealized depreciation	$(240,013)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	$(5,808,645)	$1,225

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$4,831,059
Level 2 — Long-Term Investments[1]	159,544,349
Level 3	—

Total	$164,375,408

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	31

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 134.5%

Corporate — 18.7%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42 (a)	$130	$131,914
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	101,067
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	150	145,755
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25	800	781,008
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	300	296,997
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	250	198,043
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	650	653,334
5.50%, 10/01/37	200	208,344
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	850	851,207

		3,367,669

County/City/Special District/School District — 38.0%
Brooklyn Arena Local Development Corp., RB, Barclays Center Project, 6.38%, 7/15/43	100	102,094
City of New York New York, GO, Refunding, Series A:
6.00%, 5/15/30	10	10,187
6.00%, 5/15/30 (b)	500	513,560
Haverstraw-Stony Point Central School District New York, GO (AGM), 3.00%, 10/15/26	250	207,310
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	200	186,154
(FGIC), 5.00%, 2/15/47	100	93,077
(NPFGC), 4.50%, 2/15/47	70	63,381
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.77% 3/01/35 (c)	400	92,776
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	110,705
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	250	227,297
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	400	359,620
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	150	156,420
Future Tax Secured, Series B, 6.00%, 11/15/21 (b)	815	837,103
Future Tax Secured, Series B, 6.00%, 11/15/29 (b)	1,000	1,027,120
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	700	675,353
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	100	102,565
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	2,071,940

		6,836,662

Education — 16.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A:
7.00%, 5/01/25	95	59,848
7.00%, 5/01/35	60	37,799
New York City Industrial Development Agency, Refunding RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	100	85,148
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (d)(e)	175	2

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (f)	$175	$140,842
Mount Sinai School of Medicine, 5.13%, 7/01/39	275	271,898
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	250	289,522
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	192,068
University of Rochester, Series A, 5.13%, 7/01/39	215	221,059
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	75	76,526
Teachers College, 5.50%, 3/01/39	200	207,222
Yeshiva University, 5.00%, 9/01/38	75	76,196
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	500	517,740
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	200	195,002
Carnegie Hall, 5.00%, 12/01/39	150	150,684
Juilliard School, 5.00%, 1/01/39	250	261,712
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	125	129,059

		2,912,327

Health — 19.3%
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	100	80,140
New York State Dormitory Authority, MRB, Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	250	252,988
New York State Dormitory Authority, RB:
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	100	102,884
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	75	78,624
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	175	176,500
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	250	256,102
NYU Hospital Center, Series B, 5.63%, 7/01/37	150	145,809
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	1,000	1,025,700
Mount Sinai Health, Series A, 6.50%, 7/01/25	1,000	1,016,650
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	150	151,503
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	94,528
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	102,146

		3,483,574

Housing — 10.2%
New York City Housing Development Corp., RB:
Series A (GNMA), 5.25%, 5/01/30	1,000	1,014,370
Series B1, AMT, 5.15%, 11/01/37	250	248,155
Series J-2-A, AMT, 4.75%, 11/01/27	500	484,795
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%, 10/01/37	100	93,260

		1,840,580

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

State — 9.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$150	$166,867
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	300	301,971
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,121,761
State of New York, GO, Series A, 5.00%, 2/15/39	125	129,599

		1,720,198

Transportation — 5.0%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	250	285,377
Series B, 4.50%, 11/15/37	250	233,453
Port Authority of New York & New Jersey, RB, Consolidated 116th Series, 4.13%, 9/15/32	250	232,135
Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A (NPFGC), 5.00%, 1/01/32	155	156,634

		907,599

Utilities — 17.5%
Albany Municipal Water Finance Authority, RB, Series B (NPFGC), 5.00%, 12/01/33	1,000	999,930
Long Island Power Authority, Refunding RB, Series A, 6.25%, 4/01/33	100	114,972
New York City Municipal Water Finance Authority, RB, Series C, 5.13%, 6/15/33	1,000	1,014,230
New York City Municipal Water Finance Authority, Refunding RB, Series B (AGM), 5.00%, 6/15/36	1,000	1,021,630

		3,150,762

Total Municipal Bonds in New York		24,219,371

Guam — 2.5%

County/City/Special District/School District — 0.7%
Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	120	121,337

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	100	102,621

Tobacco — 0.4%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	100	84,367

Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	150	145,509

Total Municipal Bonds in Guam		453,834

Municipal Bonds	Par (000)	Value

Puerto Rico — 14.8%

County/City/Special District/School District — 3.3%
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 6.00%, 8/01/42	$500	$514,955
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.79%, 8/01/41 (c)	550	81,752

		596,707

Education — 3.9%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Ana G. Mendez University System Project, 5.00%, 3/01/26	800	701,608

State — 5.2%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series C, , 6.00%, 7/01/39	100	101,648
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	250	261,062
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 5.00%, 7/01/44 (c)	395	33,453
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 8/01/29 (a)	495	540,258

		936,421

Tobacco — 2.4%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	434,585

Total Municipal Bonds in Puerto Rico		2,669,321

Total Municipal Bonds — 151.8%		27,342,526

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New York — 0.6%

Utilities — 0.6%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	105	117,069

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.6%		117,069

Total Long-Term Investments (Cost — $27,362,352) — 152.4%		27,459,595

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 0.00% (h)(i)	242,244	242,244

Total Short-Term Securities (Cost — $242,244) — 1.4%		242,244

Total Investments (Cost — $27,604,596*) — 153.8%		27,701,839
Other Assets Less Liabilities — 0.6%		109,594
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (0.4)%		(69,996)
Preferred Shares, at Redemption Value — (54.0)%		(9,726,391)

Net Assets Applicable to Common Shares — 100.0%		$18,015,046

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	33

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,535,906

Gross unrealized appreciation	$840,205
Gross unrealized depreciation	(744,246)

Net unrealized appreciation	$95,959

(a)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co.	$131,914	$1,914

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	$(74,906)	$59

(i)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$242,244
Level 2 — Long-Term Investments[1]	27,459,595
Level 3	—

Total	$27,701,839

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 121.7%

Corporate — 18.0%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42 (a)	$1,000	$1,014,720
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	555,869
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25	3,200	3,124,032
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	4,000	3,959,960
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	1,000	792,170
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	7,850	7,890,270
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	7,820	7,831,104
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	6,767,530

		31,935,655

County/City/Special District/School District — 22.9%
Brooklyn Arena Local Development Corp., RB, Barclays Center Project, 6.38%, 7/15/43	700	714,658
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	780,435
Series C, 5.38%, 3/15/28 (b)	6,000	6,600,600
Series D, 5.38%, 6/01/32	4,000	4,085,520
Series D, 5.38%, 6/01/32 (b)	2,200	2,439,954
Sub-Series G-1, 6.25%, 12/15/31	500	578,890
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,866,637
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,500	2,326,925
(NPFGC), 4.50%, 2/15/47	1,210	1,095,594
New York City Industrial Development Agency, RB:
Marymount School of New York Project (ACA), 5.13%, 9/01/21	750	760,875
Marymount School of New York Project (ACA), 5.25%, 9/01/31	1,500	1,460,265
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	166,058
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	4,900	4,506,481
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	250	224,763
Royal Charter, New York Presbyterian (AGM), 5.25%, 12/15/32	1,550	1,572,785
Yankee Stadium, PILOT (NPFGC), 5.00%, 3/01/36	250	233,105
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, , 5.25%, 1/15/39	650	677,820
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,582,802
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	8,410	8,113,884
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/39	750	769,238

		40,557,289

Education — 23.0%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A:
7.00%, 5/01/25	910	573,282
7.00%, 5/01/35	590	371,688
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	5,808,670

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	$2,000	$2,022,780
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	251,295
New York City Industrial Development Agency, Refunding RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	2,400	2,043,552
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (c)(d)	1,740	17
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	750	603,608
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,350	2,323,492
New School University (NPFGC), 5.00%, 7/01/41	9,000	8,999,640
New York University, Series 2 (AMBAC), 5.00%, 7/01/41	5,000	5,017,500
Rochester Institute of Technology, Series A, , 6.00%, 7/01/33	1,000	1,097,530
University of Rochester, Series A, 5.13%, 7/01/39	850	873,953
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	484,666
Teachers College, 5.50%, 3/01/39	450	466,250
Yeshiva University, 5.00%, 9/01/34	275	280,660
Yeshiva University, 5.00%, 9/01/38	2,000	2,031,900
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	2,250	2,193,772
Juilliard School, 5.00%, 1/01/39	2,100	2,198,385
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian) 5.25%, 10/01/31	2,500	2,340,150
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	645,294

		40,628,084

Health — 7.1%
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	400,700
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	775,687
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	800	823,072
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	575	602,784
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	210,876
North Shore-Long Island Jewish Health System, 5.50%, 5/01/33 (b)	2,000	2,288,440
North Shore-Long Island Jewish Health System, Series A, , 5.50%, 5/01/37	1,775	1,790,212
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	515,192
New York State Dormitory Authority, Refunding RB:
Mount Sinai NYU Health, Series C, 5.50%, 7/01/26	3,000	3,001,620
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,111,022
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,043,670

		12,563,275

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	35

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

Housing — 2.1%
New York Mortgage Agency, Refunding RB, Homeowner Mortgage, Series 97, AMT, 5.50%, 4/01/31	$2,305	$2,311,293
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,353,720

		3,665,013

State — 5.2%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	667,470
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	2,100	2,113,797
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	4,855	4,919,620
New York State Dormitory Authority, Refunding RB, School District Financing Program, Series A (AGM), 5.00%, 10/01/35	395	402,770
State of New York, GO, Series A, 5.00%, 2/15/39	975	1,010,870

		9,114,527

Tobacco — 8.6%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	6,700	6,122,527
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,201,100
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	5,000	4,401,550
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/32 (b)	2,250	2,521,935

		15,247,112

Transportation — 21.3%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	1,000	1,141,510
Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 11/15/30	12,000	12,120,600
5.13%, 11/15/31	8,000	8,093,760
New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	10,000	7,173,200
Port Authority of New York & New Jersey, RB:
Consolidated 116th Series, 4.13%, 9/15/32	500	464,270
Consolidated, 161st Series, 4.50%, 10/15/37	500	484,565
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,060,630
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	7,178,080

		37,716,615

Utilities — 13.5%
Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	2,000	2,191,100
Long Island Power Authority, Refunding RB, Series A:
6.25%, 4/01/33	150	172,458
5.75%, 4/01/39	4,000	4,328,320
New York City Municipal Water Finance Authority, RB:
Second General Resolution (NPFGC), 4.50%, 6/15/37	1,520	1,491,758
Series A (NPFGC), 5.00%, 6/15/32	4,000	4,031,000
Series C, 5.00%, 6/15/32	6,500	6,552,975
New York City Municipal Water Finance Authority, Refunding RB, Series D, 5.00%, 6/15/39	5,000	5,110,800

		23,878,411

Total Municipal Bonds in New York		215,305,981

Municipal Bonds	Par (000)	Value

Guam — 1.5%

County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	$1,140	$1,152,699

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	995,424

Utilities — 0.3%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	600	582,036

Total Municipal Bonds in Guam		2,730,159

Multi-State — 7.6%

Housing — 7.6%
Centerline Equity Issuer Trust, 6.80%, 11/30/50 (f)(g)	5,500	5,650,700
MuniMae Tax-Exempt Bond Subsidiary LLC (f)(g):
6.30%, 6/30/49	5,795	5,373,530
6.80%, 6/30/50	3,000	2,459,910

Total Municipal Bonds in Multi-State		13,484,140

Puerto Rico — 14.5%

County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.80%, 8/01/41 (h)	3,500	520,240

Housing — 1.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,000	3,002,970

State — 11.6%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	700	711,536
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D:
5.25%, 7/01/36	1,600	1,467,568
5.25%, 7/01/36 (b)	4,400	4,846,380
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E (b):
5.70%, 8/01/25	6,000	6,001,800
5.50%, 8/01/29	5,000	5,457,150
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 5.75%, 8/01/37	2,000	2,039,580

		20,524,014

Utilities — 0.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,112,969
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	500	504,845

		1,617,814

Total Municipal Bonds in Puerto Rico		25,665,038

Total Municipal Bonds — 145.3%		257,185,318

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

New York — 12.8%

Housing — 11.6%
New York Mortgage Agency New York, RB, AMT:
31 Street, Series A, 5.30%, 10/01/31	$15,500	$15,524,955
Refunding Series 101, 5.40%, 4/01/32	4,918	4,928,074

		20,453,029

Utilities — 1.2%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,337,926
New York City Municipal Water Finance Authority, Series FF-2, 5.50%, 6/15/40	810	886,061

		2,223,987

Total Municipal Bonds Transferred to Tender Option Bond Trusts		22,677,016

Total Long-Term Investments (Cost — $283,458,418) — 158.1%		279,862,334

Short-Term Securities	Shares

CMA New York Municipal Money Fund 0.00% (j)(k)	1,447,643	1,447,643

Total Short-Term Securities (Cost — $1,447,643) — 0.8%		1,447,643

Total Investments (Cost — $284,906,061*) — 158.9%		281,309,977
Other Assets Less Liabilities — 1.0%		1,720,229
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (6.5)%		(11,558,528)
Preferred Shares, at Redemption Value — (53.4)%		(94,504,770)

Net Assets Applicable to Common Shares — 100.0%		$176,966,908

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$271,968,382

Gross unrealized appreciation	$7,828,337
Gross unrealized depreciation	(10,036,556)

Net unrealized depreciation	$(2,208,219)

(a)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co.	$1,014,720	$14,720

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(h)	Represents a zero coupon bond. Rate shown is as of report date.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	$(1,787,880)	$416

(k)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$1,447,643
Level 2 — Long-Term Investments[1]	279,862,334
Level 3	—

Total	$281,309,977

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	37

Statements of Assets and Liabilities

January 31, 2010 (Unaudited)	BlackRock California Investment Quality Municipal Trust Inc. (RAA)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock Investment Quality Municipal Income Trust (RFA)	BlackRock Municipal Income Investment Trust (BBF)

Assets

Investments at value — unaffiliated[1]	$19,723,842	$328,803,253	$124,197,655	$20,981,708	$142,389,735
Investments at value — affiliated[2]	512,287	6,582,995	1,030,592	714,610	6,033,536
Cash	47,444	—	8	—	14
Interest receivable	347,431	5,199,684	1,622,003	284,478	1,886,049
Investments sold receivable	—	1,027,120	10,000	299,239	1,776,693
Income receivable — affiliated	—	461	—	3	4
Prepaid expenses	2,161	42,641	17,809	2,557	19,933
Other assets	3,741	26,697	4,754	3,961	10,015

Total assets	20,636,906	341,682,851	126,882,821	22,286,556	152,115,979

Accrued Liabilities

Income dividends payable — Common Shares	53,380	1,147,455	311,479	78,907	504,187
Investments purchased payable	47,457	4,402,548	—	729,018	5,103,296
Investment advisory fees payable	6,065	156,653	53,333	6,365	68,278
Officer’s and Trustees’ fees payable	4,822	28,683	6,518	4,896	11,260
Administration fees payable	1,752	—	—	1,825	—
Interest expense and fees payable	996	47,110	8,174	2,746	12,464
Other affiliates payable	—	2,094	816	—	955
Other accrued expenses payable	45,448	110,180	48,354	19,098	56,702

Total accrued liabilities	159,920	5,894,723	428,674	842,855	5,757,142

Other Liabilities

Trust certificates[3]	1,232,883	56,378,777	4,573,573	3,504,110	22,228,764

Total Liabilities	1,392,803	62,273,500	5,002,247	4,346,965	27,985,906

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	5,925,217	71,002,630	42,902,756	4,575,120	34,251,661

Net Assets Applicable to Common Shareholders	$13,318,886	$208,406,721	$78,977,818	$13,364,471	$89,878,412

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6,7,8]	$13,403,728	$215,261,021	$78,891,300	$15,014,120	$94,919,275
Undistributed net investment income	98,050	3,838,917	2,478,143	182,727	657,247
Accumulated net realized loss	(717,828)	(15,259,175)	(456,572)	(2,339,943)	(8,842,144)
Net unrealized appreciation/depreciation	534,936	4,565,958	(1,935,053)	507,567	3,144,034

Net Assets Applicable to Common Shareholders	$13,318,886	$208,406,721	$78,977,818	$13,364,471	$89,878,412

Net asset value per Common Share	$13.22	$13.75	$14.20	$11.86	$13.44

[1] Investments at cost — unaffiliated	$19,188,906	$324,237,295	$126,132,708	$20,474,141	$139,245,701

[2] Investments at cost — affiliated	$512,287	$6,582,995	$1,030,592	$714,610	$6,033,536

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding, par value $0.001 per share	237	2,840	1,716	183	1,370

[5] Preferred Shares authorized	300	unlimited	unlimited	100 million	unlimited

[6] Par value per Common Share	$0.01	$0.001	$0.001	$0.01	$0.001

[7] Common Shares outstanding	1,007,166	15,157,930	5,562,128	1,127,249	6,689,056

[8] Common Shares authorized	200 million	unlimited	unlimited	200 million	unlimited

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2010

January 31, 2010 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)	BlackRock New York Municipal Income Trust (BNY)

Assets

Investments at value — unaffiliated[1]	$18,151,489	$159,544,349	$27,459,595	$279,862,334
Investments at value — affiliated[2]	1,027,504	4,831,059	242,244	1,447,643
Cash	11	—	7	—
Interest receivable	179,214	1,657,638	363,457	3,933,891
Investments sold receivable	161,173	683,936	—	—
Income receivable — affiliated	—	—	—	—
Prepaid expenses	1,808	21,487	3,036	37,317
Other assets	5,871	11,871	3,815	18,983

Total assets	19,527,070	166,750,340	28,072,154	285,300,168

Accrued Liabilities

Income dividends payable — Common Shares	61,835	562,420	89,493	1,052,214
Investments purchased payable	—	—	130,000	999,977
Investment advisory fees payable	5,557	76,029	8,219	131,925
Officer’s and Trustees’ fees payable	7,050	14,281	4,776	20,682
Administration fees payable	1,650	—	2,364	—
Interest expense and fees payable	130	1,103	22	8,714
Other affiliates payable	—	1,060	—	1,812
Other accrued expenses payable	31,036	59,950	25,869	63,352

Total accrued liabilities	107,258	714,843	260,743	2,278,676

Other Liabilities

Trust certificates[3]	159,917	1,359,296	69,974	11,549,814

Total Liabilities	267,175	2,074,139	330,717	13,828,490

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	6,900,331	59,101,545	9,726,391	94,504,770

Net Assets Applicable to Common Shareholders	$12,359,564	$105,574,656	$18,015,046	$176,966,908

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6,7,8]	$13,182,925	$107,756,712	$17,738,866	$181,084,901
Undistributed net investment income	211,040	1,948,558	245,111	3,963,551
Accumulated net realized loss	(614,838)	(2,614,349)	(66,174)	(4,485,460)
Net unrealized appreciation/depreciation	(419,563)	(1,516,265)	97,243	(3,596,084)

Net Assets Applicable to Common Shareholders	$12,359,564	$105,574,656	$18,015,046	$176,966,908

Net asset value per Common Share	$12.19	$13.92	$13.73	$13.88

[1] Investments at cost — unaffiliated	$18,571,052	$161,060,614	$27,362,352	$283,458,418

[2] Investments at cost — affiliated	$1,027,504	$4,831,059	$242,244	$1,447,643

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding, par value $0.001 per share	276	2,364	389	3,780

[5] Preferred Shares authorized	300	unlimited	392	unlimited

[6] Par value per Common Share	$0.01	$0.001	$0.01	$0.001

[7] Common Shares outstanding	1,013,904	7,582,959	1,312,217	12,754,104

[8] Common Shares authorized	200 million	unlimited	200 million	unlimited

SEMI-ANNUAL REPORT	JANUARY 31, 2010	39

Statements of Operations

Six Months Ended January 31, 2010 (Unaudited)	BlackRock California Investment Quality Municipal Trust Inc. (RAA)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock Investment Quality Municipal Income Trust (RFA)	BlackRock Municipal Income Investment Trust (BBF)

Investment Income

Interest	$517,341	$8,640,395	$3,110,906	$565,094	$3,662,719
Income — affiliated	266	2,375	344	466	5,442

Total income	517,607	8,642,770	3,111,250	565,560	3,668,161

Expenses

Reorganization costs	101,300	181,321	—	—	—
Investment advisory	35,822	1,003,937	312,546	37,443	437,433
Professional	14,728	26,280	22,762	20,057	24,153
Administration	10,235	—	—	10,698	—
Transfer agent	4,603	18,936	9,056	6,090	10,062
Commissions for Preferred Shares	3,557	47,589	31,487	3,494	24,558
Printing	2,065	28,260	10,769	2,148	11,508
Custodian	1,491	9,640	4,793	2,070	5,780
Accounting services	1,432	36,515	11,607	2,412	18,238
Officer and Trustees	942	15,220	5,016	1,129	6,277
Registration	158	4,766	4,580	228	4,720
Miscellaneous	11,118	33,347	20,954	15,665	24,940

Total expenses excluding interest expense and fees	187,451	1,405,811	433,570	101,434	567,669
Interest expense and fees[1]	4,543	208,633	16,524	13,569	80,358

Total expenses	191,994	1,614,444	450,094	115,003	648,027
Less fees waived by advisor	(723)	(90,732)	(1,870)	(224)	(38,571)

Total expenses after fees waived	191,271	1,523,712	448,224	114,779	609,456

Net investment income	326,336	7,119,058	2,663,026	450,781	3,058,705

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(196,166)	(5,133,064)	43,442	(316,475)	(987,722)
Financial futures contracts	3,330	48,465	—	996	6,969

	(192,836)	(5,084,599)	43,442	(315,479)	(980,753)

Net change in unrealized appreciation/depreciation on investments	1,080,993	20,726,975	3,976,790	1,130,108	5,850,117

Total realized and unrealized gain	888,157	15,642,376	4,020,232	814,629	4,869,364

Dividends and Distributions to Preferred Shareholders From

Net investment income	(13,025)	(153,198)	(92,514)	(9,292)	(74,741)
Net realized gain	—	—	—	—	—

Total dividends and distributions to Preferred Shareholders	(13,025)	(153,198)	(92,514)	(9,292)	(74,741)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,201,468	$22,608,236	$6,590,744	$1,256,118	$7,853,328

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Six Months Ended January 31, 2010 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)	BlackRock New York Municipal Income Trust (BNY)

Investment Income

Interest	$516,306	$4,429,404	$740,228	$7,640,668
Income — affiliated	436	1,901	233	1,507

Total income	516,742	4,431,305	740,461	7,642,175

Expenses

Reorganization costs	—	—	—	—
Investment advisory	33,656	489,143	48,117	838,076
Professional	16,532	23,915	16,400	24,043
Administration	9,616	—	13,748	—
Transfer agent	6,785	9,851	6,557	12,964
Commissions for Preferred Shares	5,211	42,226	7,519	68,336
Printing	2,111	15,062	1,866	24,417
Custodian	1,536	6,140	1,972	9,345
Accounting services	1,539	16,147	1,536	28,021
Officer and Trustees	1,248	7,509	1,482	12,375
Registration	201	4,758	264	4,679
Miscellaneous	16,236	25,192	16,801	31,512

Total expenses excluding interest expense and fees	94,671	639,943	116,262	1,053,768
Interest expense and fees[1]	660	5,612	274	38,044

Total expenses	95,331	645,555	116,536	1,091,812
Less fees waived by advisor	(1,368)	(52,999)	(429)	(72,832)

Total expenses after fees waived	93,963	592,556	116,107	1,018,980

Net investment income	422,779	3,838,749	624,354	6,623,195

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(72,137)	(466,834)	20,180	(61,348)
Financial futures contracts	995	6,969	1,501	(6,780)

	(71,142)	(459,865)	21,681	(68,128)

Net change in unrealized appreciation/depreciation on investments	920,213	8,957,469	1,157,998	14,802,734

Total realized and unrealized gain	849,071	8,497,604	1,179,679	14,734,606

Dividends and Distributions to Preferred Shareholders From

Net investment income	(15,055)	(126,097)	(20,287)	(204,298)
Net realized gain	—	—	(2,688)	—

Total dividends and distributions to Preferred Shareholders	(15,055)	(126,097)	(22,975)	(204,298)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,256,795	$12,210,256	$1,781,058	$21,153,503

[1] Related to tender option bond trusts.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	41

Statements of Changes in Net Assets

	BlackRock California Investment Quality Municipal Trust Inc. (RAA)		BlackRock California Municipal Income Trust (BFZ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$326,336	$820,424	$7,119,058	$15,604,620
Net realized loss	(192,836)	(409,961)	(5,084,599)	(4,491,898)
Net change in unrealized appreciation/depreciation	1,080,993	(261,443)	20,726,975	(15,831,689)
Dividends to Preferred Shareholders from net investment income	(13,025)	(129,647)	(153,198)	(1,891,066)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	1,201,468	19,373	22,608,236	(6,610,033)

Dividends to Common Shareholders From

Net investment income	(323,425)	(572,070)	(6,884,359)	(12,623,286)

Capital Share Transactions

Reinvestment of common dividends	—	—	132,024	113,246

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	878,043	(552,697)	15,855,901	(19,120,073)
Beginning of period	12,440,843	12,993,540	192,550,820	211,670,893

End of period	$13,318,886	$12,440,843	$208,406,721	$192,550,820

Undistributed net investment income	$98,050	$108,164	$3,838,917	$3,757,416

	BlackRock Florida Municipal 2020 Term Trust (BFO)		BlackRock Investment Quality Municipal Income Trust (RFA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$2,663,026	$5,334,086	$450,781	$948,055
Net realized gain (loss)	43,442	(542,712)	(315,479)	(1,492,618)
Net change in unrealized appreciation/depreciation	3,976,790	(5,010,059)	1,130,108	2,577
Dividends to Preferred Shareholders from net investment income	(92,514)	(812,866)	(9,292)	(133,806)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	6,590,744	(1,031,551)	1,256,118	(675,792)

Dividends to Common Shareholders From

Net investment income	(1,868,875)	(3,459,643)	(458,754)	(630,045)

Capital Share Transactions

Reinvestment of common dividends	—	—	1,841	—

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	4,721,869	(4,491,194)	799,205	(1,305,837)
Beginning of period	74,255,949	78,747,143	12,565,266	13,871,103

End of period	$78,977,818	$74,255,949	$13,364,471	$12,565,266

Undistributed net investment income	$2,478,143	$1,776,506	$182,727	$199,992

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Changes in Net Assets (continued)

	BlackRock Municipal Income Investment Trust (BBF)		BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$3,058,705	$6,772,595	$422,779	$873,210
Net realized loss	(980,753)	(5,674,598)	(71,142)	(239,482)
Net change in unrealized appreciation/depreciation	5,850,117	(3,424,220)	920,213	(738,822)
Dividends to Preferred Shareholders from net investment income	(74,741)	(928,185)	(15,055)	(132,892)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	7,853,328	(3,254,408)	1,256,795	(237,986)

Dividends to Common Shareholders From

Net investment income	(3,025,125)	(5,882,637)	(386,500)	(644,573)

Capital Share Transactions

Reinvestment of common dividends	—	10,803	14,838	6,227

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	4,828,203	(9,126,242)	885,133	(876,332)
Beginning of period	85,050,209	94,176,451	11,474,431	12,350,763

End of period	$89,878,412	$85,050,209	$12,359,564	$11,474,431

Undistributed net investment income	$657,247	$698,408	$211,040	$189,816

	BlackRock New Jersey Municipal Income Trust (BNJ)		BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$3,838,749	$7,922,678	$624,354	$1,247,875
Net realized gain (loss)	(459,865)	(863,424)	21,681	12,600
Net change in unrealized appreciation/depreciation	8,957,469	(9,243,381)	1,157,998	(776,965)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(126,097)	(1,141,652)	(20,287)	(183,809)
Net realized gain	—	—	(2,688)	(2,815)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	12,210,256	(3,325,779)	1,781,058	296,886

Dividends and Distributions to Common Shareholders From

Net investment income	(3,528,009)	(7,033,018)	(536,842)	(942,306)
Net realized gain	—	—	(32,629)	(6,697)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,528,009)	(7,033,018)	(569,471)	(949,003)

Capital Share Transactions

Reinvestment of common dividends	196,373	459,252	7,335	—

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	8,878,620	(9,899,545)	1,218,922	(652,117)
Beginning of period	96,696,036	106,595,581	16,796,124	17,448,241

End of period	$105,574,656	$96,696,036	$18,015,046	$16,796,124

Undistributed net investment income	$1,948,558	$1,763,915	$245,111	$177,886

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	43

Statements of Changes in Net Assets (concluded)

	BlackRock New York Municipal Income Trust (BNY)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$6,623,195	$13,527,849
Net realized loss	(68,128)	(2,083,976)
Net change in unrealized appreciation/depreciation	14,802,734	(12,836,387)
Dividends to Preferred Shareholders from net investment income	(204,298)	(1,818,574)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	21,153,503	(3,211,088)

Dividends to Common Shareholders From

Net investment income	(6,276,114)	(11,605,688)

Capital Share Transactions

Reinvestment of common dividends	362,454	616,838

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	15,239,843	(14,199,938)
Beginning of period	161,727,065	175,927,003

End of period	$176,966,908	$161,727,065

Undistributed net investment income	$3,963,551	$3,820,768

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Cash Flows

Six Months Ended January 31, 2010 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Investment Quality Municipal Income Trust (RFA)	BlackRock Municipal Income Investment Trust (BBF)

Cash Provided by Operating Activities

Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$22,761,434	$1,265,410	$7,928,069
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(377,004)	(28,145)	(174,574)
(Increase) decrease in income receivable — affiliated	(314)	44	68
Decrease in other assets	2,654	1,415	773
(Increase) decrease in prepaid expenses	47,369	(1,403)	—
Increase in investment advisory fees payable	16,212	13	5,832
Decrease in interest expense and fees payable	(6,837)	(1,386)	—
Increase in other affiliates payable	139	—	64
Increase (decrease) in accrued expenses payable	18,024	(17,754)	(12,559)
Decrease in administration fees payable	—	(32)	—
Increase (decrease) in Officer’s and Trustees’ fees payable	(1,744)	297	(383)
Realized and unrealized gain — net	(15,703,418)	(813,808)	(4,862,395)
Amortization of premium and discount on investments	(103,354)	(28,173)	(134,716)
Proceeds from sales of long-term investments	106,493,776	5,345,874	36,603,860
Purchases of long-term investments	(103,354,913)	(4,686,349)	(32,004,978)
Net purchases of short-term securities	(2,952,199)	(614,505)	(4,330,630)

Cash provided by operating activities	6,839,825	421,498	3,018,431

Cash Used for Financing Activities

Cash payments from trust certificates	—	(20,000)	—
Cash dividends paid to Common Shareholders	(6,751,570)	(442,250)	(3,025,126)
Cash dividends paid to Preferred Shareholders	(155,078)	(9,390)	(75,801)

Cash used for financing activities	(6,906,648)	(471,640)	(3,100,927)

Cash

Net decrease in cash	(66,823)	(50,142)	(82,496)
Cash at beginning of period	66,823	50,142	82,510

Cash at end of period	—	—	$14

Cash Flow Information

Cash paid during the period for interest	$215,470	$14,955	$84,350

Noncash Financing Activities

Capital shares issued in reinvestment of dividends paid to shareholders.	$132,024	$1,841	—

A Statement of Cash Flows is presented when a Trust has a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	45

Financial Highlights	BlackRock California Investment Quality Municipal Trust Inc. (RAA)

	Six Months Ended January 31, 2010 (Unaudited)		Period November 1, 2007 to July 31, 2008
		Year Ended July 31, 2009
				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.35	$12.90	$13.86	$14.51	$14.20	$14.43	$14.56

Net investment income	0.32 [1]	0.81 [1]	0.60 [1]	0.84	0.87	0.78	0.92
Net realized and unrealized gain (loss)	0.88	(0.66)	(0.95)	(0.58)	0.50	(0.03)	(0.09)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.13)	(0.18)	(0.24)	(0.21)	(0.13)	(0.06)
Net realized gain	—	—	—	(0.02)	—	—	—

Net increase (decrease) from investment operations	1.19	0.02	(0.53)	—	1.16	0.62	0.77

Dividends and distributions to Common Shareholders from:
Net investment income	(0.32)	(0.57)	(0.43)	(0.60)	(0.85)	(0.85)	(0.85)
Net realized gain	—	—	—	(0.05)	—	—	(0.05)
Total dividends and distributions to Common Shareholders	(0.32)	(0.57)	(0.43)	(0.65)	(0.85)	(0.85)	(0.90)

Net asset value, end of period	$13.22	$12.35	$12.90	$13.86	$14.51	$14.20	$14.43

Market price, end of period	$11.87	$11.20	$11.96	$12.57	$15.80	$15.75	$14.30

Total Investment Return[2]

Based on net asset value	9.89%[3]	1.28%	(3.68)%[3]	0.01%	7.87%	4.32%	5.77%

Based on market price	8.80%[3]	(0.93)%	(1.53)%[3]	(16.71)%	5.90%	16.76%	8.78%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	2.12%[5,6]	1.60%	1.62%[5,7]	1.47%	1.50%	1.39%	1.40%

Total expenses after fees waived and before fees paid indirectly[4]	2.11%[5,6]	1.57%	1.59%[5,7]	1.46%	1.50%	1.39%	1.40%

Total expenses after fees waived and paid indirectly[4]	2.11%[5,6]	1.57%	1.59%[5,7]	1.39%	1.41%	1.35%	1.35%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees and reorganization cost[4,8]	1.28%[5]	1.51%	1.56%[5,7]	1.39%	1.41%	1.35%	1.35%

Net investment income[4]	5.66%[5,6]	6.82%	6.00%[5,7]	5.90%	6.11%	5.38%	6.37%

Dividends to Preferred Shareholders	0.20%[5]	1.08%	1.74%[5]	1.68%	1.50%	0.88%	0.42%

Net investment income to Common Shareholders	5.46%[5,6]	5.74%	4.26%[5,7]	4.22%	4.61%	4.50%	5.95%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$13,319	$12,441	$12,994	$13,956	$14,615	$14,299	$14,529

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$5,925	$5,925	$6,825	$7,500	$7,500	$7,500	$7,500

Portfolio turnover	20%	68%	14%	38%	49%	20%	15%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$81,199	$77,495	$72,598	$71,534	$73,731	$72,671	$73,433

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, net investment income and net investment income to Common Shareholders would have been 2.88%, 2.87%, 2.87%, 4.90% and 4.70%, respectively.

[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees and reorganization cost, net investment income and net investment income to Common Shareholders would have been 1.73%, 1.70%, 1.70%, 1.67%, 5.90% and 4.16%, respectively.

[8]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock California Municipal Income Trust (BFZ)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.71	$13.98	$14.97	$15.74	$15.18	$14.77	$13.97

Net investment income	0.47 [1]	1.03 [1]	0.82 [1]	1.08	1.11	1.12	1.15
Net realized and unrealized gain (loss)	1.03	(1.35)	(0.90)	(0.64)	0.62	0.36	0.65
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.12)	(0.22)	(0.30)	(0.26)	(0.16)	(0.09)

Net increase (decrease) from investment operations	1.49	(0.44)	(0.30)	0.14	1.47	1.32	1.71

Dividends to Common Shareholders from net investment income	(0.45)	(0.83)	(0.69)	(0.91)	(0.91)	(0.91)	(0.91)

Net asset value, end of period	$13.75	$12.71	$13.98	$14.97	$15.74	$15.18	$14.77

Market price, end of period	$13.13	$12.40	$13.99	$15.82	$17.12	$14.92	$13.65

Total Investment Return[2]

Based on net asset value	11.90%[3]	(2.36)%	(2.09)%[3]	0.77%	9.93%	9.47%	13.14%

Based on market price	9.53%[3]	(4.81)%	(7.29)%[3]	(2.09)%	21.65%	16.42%	10.58%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.56%[5]	1.54%	1.25%[5]	1.21%	1.25%	1.25%	1.28%

Total expenses after fees waived and before fees paid indirectly[4]	1.47%[5]	1.35%	0.98%[5]	0.91%	0.87%	0.86%	0.88%

Total expenses after fees waived and paid indirectly[4]	1.47%[5]	1.35%	0.98%[5]	0.91%	0.87%	0.85%	0.87%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees and reorganization expense[4,6]	1.10%[5]	1.08%	0.91%[5]	0.91%	0.87%	0.85%	0.87%

Net investment income[4]	6.88%[5]	8.27%	7.39%[5]	7.09%	7.26%	7.35%	7.96%

Dividends to Preferred Shareholders	0.15%[5]	1.00%	1.95%[5]	1.98%	1.71%	1.04%	0.59%

Net investment income to Common Shareholders	6.73%[5]	7.27%	5.44%[5]	5.11%	5.55%	6.31%	7.37%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$208,407	$192,551	$211,671	$225,939	$236,573	$227,472	$221,371

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$71,000	$71,000	$100,900	$131,950	$131,950	$131,950	$131,950

Portfolio turnover	33%	58%	26%	26%	17%	28%	15%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$98,384	$92,801	$77,457	$67,816	$69,836	$68,107	$66,945

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	47

Financial Highlights	BlackRock Florida Municipal 2020 Term Trust (BFO)

	Six Months Ended January 31, 2010 (Unaudited)		Period January 1, 2008 to July 31, 2008
		Year Ended July 31, 2009
				Year Ended December 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.35	$14.16	$14.72	$15.16	$14.90	$14.63	$14.50

Net investment income	0.48 [1]	0.96 [1]	0.58 [1]	0.99	0.98	0.98	0.99
Net realized and unrealized gain (loss)	0.73	(1.00)	(0.62)	(0.45)	0.23	0.31	0.14
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.15)	(0.16)	(0.31)	(0.29)	(0.20)	(0.10)
Net realized gain	—	—	—	(0.02)	—	(0.01)	—

Net increase (decrease) from investment operations	1.19	(0.19)	(0.20)	0.21	0.92	1.08	1.03

Dividends and distributions to Common Shareholders from:
Net investment income	(0.34)	(0.62)	(0.36)	(0.61)	(0.66)	(0.75)	(0.90)
Net realized gain	—	—	—	(0.04)	—	(0.06)	—

Total dividends and distributions to Common Shareholders	(0.34)	(0.62)	(0.36)	(0.65)	(0.66)	(0.81)	(0.90)

Net asset value, end of period	$14.20	$13.35	$14.16	$14.72	$15.16	$14.90	$14.63

Market price, end of period	$13.38	$12.31	$12.50	$12.93	$13.85	$13.35	$15.08

Total Investment Return[2]

Based on net asset value	9.10%[3]	(0.48)%	(1.12)%[3]	1.86%	6.73%	7.71%	7.19%

Based on market price	11.49%[3]	3.95%	(0.63)%[3]	(2.06)%	8.83%	(6.76)%	4.10%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.16%[5]	1.29%	1.22%[5]	1.16%	1.20%	1.26%	1.25%

Total expenses after fees waived and before fees paid indirectly[4]	1.15%[5]	1.26%	1.22%[5]	1.16%	1.20%	1.26%	1.21%

Total expenses after fees waived and paid indirectly[4]	1.15%[5]	1.26%	1.22%[5]	1.16%	1.18%	1.24%	1.21%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.11%[5]	1.13%	1.17%[5]	1.16%	1.18%	1.24%	1.21%

Net investment income[4]	6.86%[5]	7.39%	6.74%[5]	6.63%	6.54%	6.57%	6.93%

Dividends to Preferred Shareholders	0.24%[5]	1.13%	1.92%[5]	2.07%	1.96%	1.32%	0.68%

Net investment income to Common Shareholders	6.62%[5]	6.26%	4.82%[5]	4.56%	4.58%	5.25%	6.25%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$78,978	$74,256	$78,747	$81,896	$84,300	$82,875	$81,391

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$42,900	$42,900	$42,900	$48,900	$48,900	$48,900	$48,900

Portfolio turnover	4%	9%	6%	17%	—	—	9%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$71,026	$68,275	$70,900	$66,872	$68,114	$67,379	$66,617

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock Investment Quality Municipal Income Trust (RFA)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008
				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$11.15	$12.31	$13.43	$14.24	$14.39	$15.02	$15.39

Net investment income	0.40 [1]	0.84 [1]	0.62 [1]	0.83	0.82	0.84	0.98
Net realized and unrealized gain (loss)	0.73	(1.32)	(1.14)	(0.69)	0.40	(0.35)	(0.18)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.12)	(0.20)	(0.26)	(0.21)	(0.15)	(0.07)
Net realized gain	—	—	—	(0.04)	(0.05)	(0.01)	(0.02)

Net increase (decrease) from investment operations	1.12	(0.60)	(0.72)	(0.16)	0.96	0.33	0.71

Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.56)	(0.40)	(0.60)	(0.85)	(0.85)	(0.85)
Net realized gain	—	—	—	(0.05)	(0.26)	(0.11)	(0.23)

Total dividends and distributions to Common Shareholders	(0.41)	(0.56)	(0.40)	(0.65)	(1.11)	(0.96)	(1.08)

Net asset value, end of period	$11.86	$11.15	$12.31	$13.43	$14.24	$14.39	$15.02

Market price, end of period	$12.03	$10.08	$10.93	$11.86	$16.00	$14.85	$14.30

Total Investment Return[2]

Based on net asset value	10.10%[3]	(3.68)%	(5.03)%[3]	(1.02% )	6.46%	2.19%	5.00%

Based on market price	23.53%[3]	(1.93)%	(4.51)%[3]	(22.21)%	15.91%	10.76%	6.32%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.72%[5]	1.72%	1.60%[5,6]	1.44%	1.43%	1.32%	1.31%

Total expenses after fees waived and before fees paid indirectly[4]	1.72%[5]	1.68%	1.58%[5,6]	1.43%	1.43%	1.32%	1.31%

Total expenses after fees waived and paid indirectly[4]	1.72%[5]	1.68%	1.58%[5,6]	1.39%	1.37%	1.29%	1.27%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,7]	1.52%[5]	1.56%	1.53%[5,6]	1.39%	1.37%	1.29%	1.27%

Net investment income[4]	6.76%[5]	7.79%	6.42%[5,6]	6.03%	5.80%	5.69%	6.48%

Dividends to Preferred Shareholders	0.14%[5]	1.10%	2.03%[5]	1.88%	1.49%	1.05%	0.46%

Net investment income to Common Shareholders	6.62%[5]	6.69%	4.39%[5,6]	4.15%	4.31%	4.64%	6.02%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$13,364	$12,565	$13,871	$15,134	$16,054	$16,214	$16,929

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$4,575	$4,575	$7,125	$8,500	$8,500	$8,500	$8,500

Portfolio turnover	26%	88%	29%	40%	57%	15%	13%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$98,031	$93,664	$73,687	$69,526	$72,229	$72,696	$74,795

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.71%, 1.68%, 1.68%, 1.63%, 6.31% and 4.28%, respectively.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	49

Financial Highlights	BlackRock Municipal Income Investment Trust (BBF)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008
				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.71	$14.08	$15.05	$15.68	$15.48	$15.27	$14.68

Net investment income	0.46 [1]	1.01 [1]	0.80 [1]	1.07	1.11	1.11	1.12
Net realized and unrealized gain (loss)	0.73	(1.36)	(0.89)	(0.49)	0.26	0.17	0.45
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.14)	(0.22)	(0.31)	(0.27)	(0.17)	(0.08)

Net increase (decrease) from investment operations	1.18	(0.49)	(0.31)	0.27	1.10	1.11	1.49

Dividends to Common Shareholders from net investment income	(0.45)	(0.88)	(0.66)	(0.90)	(0.90)	(0.90)	(0.90)

Net asset value, end of period	$13.44	$12.71	$14.08	$15.05	$15.68	$15.48	$15.27

Market price, end of period	$13.05	$12.49	$13.68	$15.10	$16.30	$15.25	$14.40

Total Investment Return[2]

Based on net asset value	9.42%[3]	(2.57)%	(2.04)%[3]	1.78%	7.34%	7.63%	11.02%

Based on market price	8.11%[3]	(1.46)%	(5.14)%[3]	(1.76)%	13.26%	12.44%	15.04%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.45%[5]	1.47%	1.31%[5]	1.28%	1.30%	1.30%	1.32%

Total expenses after fees waived and before fees paid indirectly[4]	1.36%[5]	1.27%	1.06%[5]	0.97%	0.93%	0.91%	0.93%

Total expenses after fees waived and paid indirectly[4]	1.36%[5]	1.27%	1.06%[5]	0.96%	0.92%	0.90%	0.93%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.18%[5]	1.16%	1.02%[5]	0.96%	0.92%	0.90%	0.93%

Net investment income[4]	6.84%[5]	8.13%	7.26%[5]	7.02%	7.12%	7.16%	7.49%

Dividends to Preferred Shareholders	0.17%[5]	1.11%	1.96%[5]	2.04%	1.75%	1.11%	0.55%

Net investment income to Common Shareholders	6.67%[5]	7.02%	5.30%[5]	4.98%	5.37%	6.05%	6.94%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$89,878	$85,050	$94,176	$100,564	$104,451	$102,944	$101,512

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$34,250	$34,250	$49,550	$57,550	$57,550	$57,550	$57,550

Portfolio turnover	26%	66%	26%	25%	20%	10%	10%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$90,606	$87,082	$72,521	$68,688	$70,391	$69,729	$69,101

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$11.33	$12.20	$13.57	$14.47	$14.48	$14.79	$14.90

Net investment income	0.42 [1]	0.86 [1]	0.66 [1]	0.91	0.85	0.87	0.97
Net realized and unrealized gain (loss)	0.82	(0.96)	(1.26)	(0.70)	0.34	(0.21)	(0.20)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.00)[2]	(0.13)	(0.16)	(0.23)	(0.20)	(0.15)	(0.07)
Net realized gain	—	—	—	(0.02)	(0.03)	—	—

Net increase (decrease) from investment operations	1.24	(0.23)	(0.76)	(0.04)	0.96	0.51	0.70

Dividends and distributions to Common Shareholders from:
Net investment income	(0.38)	(0.64)	(0.61)	(0.82)	(0.84)	(0.82)	(0.81)
Net realized gain	—	—	—	(0.04)	(0.13)	—	—

Total dividends and distributions to Common Shareholders	(0.38)	(0.64)	(0.61)	(0.86)	(0.97)	(0.82)	(0.81)

Net asset value, end of period	$12.19	$11.33	$12.20	$13.57	$14.47	$14.48	$14.79

Market price, end of period	$14.41	$11.68	$11.96	$14.96	$15.95	$14.70	$15.00

Total Investment Return[3]

Based on net asset value	10.95%[4]	(1.09)%	(6.10)%[4]	(1.03)%	6.14%	3.43%	5.00%

Based on market price	27.23%[4]	4.01%	(16.50)%[4]	(1.02)%	15.25%	3.53%	7.14%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.56%[6]	1.70%	1.88%[6,7]	1.48%	1.51%	1.37%	1.37%

Total expenses after fees waived and before fees paid indirectly[5]	1.54%[6]	1.67%	1.86%[6,7]	1.47%	1.51%	1.37%	1.37%

Total expenses after fees waived and paid indirectly[5]	1.54%[6]	1.67%	1.86%[6,7]	1.40%	1.41%	1.34%	1.34%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,8]	1.53%[6]	1.64%	1.84%[6,7]	1.40%	1.41%	1.34%	1.34%

Net investment income[5]	6.94%[6]	7.91%	6.97%[6,7]	6.49%	5.91%	5.89%	6.50%

Dividends to Preferred Shareholders	0.25%[6]	1.20%	1.89%[6]	1.67%	1.41%	1.00%	0.47%

Net investment income to Common Shareholders	6.69%[6]	6.71%	5.08%[6,7]	4.82%	4.50%	4.89%	6.03%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$12,360	$11,474	$12,351	$13,694	$14,576	$14,581	$14,900

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$6,900	$6,900	$7,075	$7,500	$7,500	$7,500	$7,500

Portfolio turnover	6%	32%	18%	31%	27%	19%	12%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$69,782	$66,576	$68,647	$70,649	$73,603	$73,612	$74,670

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01).

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 2.00%, 1.98%, 1.98%, 1.96%, 6.85% and 4.96%, respectively.

[8]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	51

Financial Highlights		BlackRock New Jersey Municipal Income Trust (BNJ)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.78	$14.15	$15.49	$16.35	$15.87	$15.38	$14.59

Net investment income	0.51 [1]	1.05 [1]	0.89 [1]	1.14	1.17	1.17	1.16
Net realized and unrealized gain (loss)	1.12	(1.38)	(1.24)	(0.74)	0.52	0.42	0.61
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.11)	(0.24)	(0.30)	(0.26)	(0.18)	(0.08)

Net increase (decrease) from investment operations	1.61	(0.44)	(0.59)	0.10	1.43	1.41	1.69

Dividends to Common Shareholders from net investment income	(0.47)	(0.93)	(0.75)	(0.96)	(0.95)	(0.92)	(0.90)

Net asset value, end of period	$13.92	$12.78	$14.15	$15.49	$16.35	$15.87	$15.38

Market price, end of period	$14.20	$14.00	$15.09	$16.90	$18.40	$15.91	$14.45

Total Investment Return[2]

Based on net asset value	12.66%[3]	(2.62)%	(4.12)%[3]	0.17%	9.18%	9.60%	12.29%

Based on market price	4.91%[3]	0.04%	(6.28)%[3]	(2.89)%	22.56%	16.95%	9.63%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.26%[5]	1.38%	1.28%[5]	1.24%	1.27%	1.28%	1.30%

Total expenses after fees waived and before fees paid indirectly[4]	1.15%[5]	1.17%	1.03%[5]	0.94%	0.91%	0.90%	0.91%

Total expenses after fees waived and paid indirectly[4]	1.15%[5]	1.17%	1.03%[5]	0.93%	0.89%	0.89%	0.91%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.14%[5]	1.14%	1.02%[5]	0.93%	0.89%	0.89%	0.91%

Net investment income[4]	7.47%[5]	8.49%	7.92%[5]	7.18%	7.31%	7.37%	7.74%

Dividends to Preferred Shareholders	0.25%[5]	1.22%	1.94%[5]	1.86%	1.63%	1.12%	0.56%

Net investment income to Common Shareholders	7.22%[5]	7.27%	5.98%[5]	5.32%	5.68%	6.25%	7.18%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$105,575	$96,696	$106,596	$116,152	$121,987	$117,739	$114,019

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$59,100	$59,100	$60,475	$63,800	$63,800	$63,800	$63,800

Portfolio turnover	2%	29%	12%	23%	2%	6%	16%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$69,660	$65,905	$69,083	$70,528	$72,812	$71,142	$69,682

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008
				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.81	$13.30	$14.40	$15.18	$15.03	$15.35	$15.34

Net investment income	0.48 [1]	0.95 [1]	0.67 [1]	0.95	0.97	0.96	0.96
Net realized and unrealized gain (loss)	0.88	(0.61)	(0.89)	(0.61)	0.37	(0.26)	—
Dividends to Preferred Shareholders from:
Net investment income	(0.01)	(0.10)	(0.15)	(0.25)	(0.21)	(0.14)	(0.07)
Net realized gain	—	(0.00)[2]	(0.04)	(0.01)	(0.02)	—	—

Net increase (decrease) from investment operations	1.35	0.24	(0.41)	0.08	1.11	0.56	0.89

Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.72)	(0.60)	(0.85)	(0.88)	(0.88)	(0.88)
Net realized gain	(0.02)	(0.01)	(0.09)	(0.01)	(0.08)	—	—

Total dividends and distributions to Common Shareholders	(0.43)	(0.73)	(0.69)	(0.86)	(0.96)	(0.88)	(0.88)

Net asset value, end of period	$13.73	$12.81	$13.30	$14.40	$15.18	$15.03	$15.35

Market price, end of period	$13.26	$12.61	$12.83	$15.39	$16.65	$14.75	$14.50

Total Investment Return[3]

Based on net asset value	10.68%[4]	2.71%	(2.98)%[4]	0.10%	7.32%	3.97%	6.48%

Based on market price	8.58%[4]	4.81%	(12.43)%[4]	(2.46)%	19.95%	8.01%	8.81%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.31%[6]	1.42%	1.48%[6,7]	1.29%	1.33%	1.24%	1.24%

Total expenses after fees waived and before fees paid indirectly[5]	1.31%[6]	1.41%	1.47%[6,7]	1.29%	1.33%	1.24%	1.24%

Total expenses after fees waived and paid indirectly[5]	1.31%[6]	1.41%	1.47%[6,7]	1.24%	1.25%	1.20%	1.21%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,8]	1.31%[6]	1.41%	1.47%[6,7]	1.24%	1.25%	1.20%	1.21%

Net investment income[5]	7.04%[6]	7.72%	6.53%[6,7]	6.42%	6.48%	6.30%	6.29%

Dividends to Preferred Shareholders	0.23%[6]	1.14%	1.47%[6]	1.72%	1.42%	0.91%	0.46%

Net investment income to Common Shareholders	6.81%[6]	6.58%	5.06%[6,7]	4.70%	5.06%	5.39%	5.83%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$18,015	$16,796	$17,448	$18,848	$19,839	$19,643	$20,066

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$9,725	$9,725	$9,800	$9,800	$9,800	$9,800	$9,800

Portfolio turnover	14%	24%	8%	37%	24%	10%	23%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$71,315	$68,180	$69,521	$73,090	$75,614	$75,111	$76,195

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01).

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.56%, 1.55%, 1.55%, 1.55%, 6.46% and 4.99%, respectively.

[8]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	53

Financial Highlights	BlackRock New York Municipal Income Trust (BNY)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008
				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.71	$13.88	$15.11	$15.88	$15.44	$15.28	$14.76

Net investment income	0.52 [1]	1.06 [1]	0.86 [1]	1.11	1.13	1.14	1.14
Net realized and unrealized gain (loss)	1.17	(1.22)	(1.17)	(0.70)	0.47	0.09	0.36
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.10)	(0.21)	(0.28)	(0.26)	(0.17)	(0.08)

Net increase (decrease) from investment operations	1.67	(0.26)	(0.52)	0.13	1.34	1.06	1.42

Dividends to Common Shareholders from net investment income	(0.50)	(0.91)	(0.71)	(0.90)	(0.90)	(0.90)	(0.90)

Net asset value, end of period	$13.88	$12.71	$13.88	$15.11	$15.88	$15.44	$15.28

Market price, end of period	$14.45	$13.95	$15.26	$15.55	$17.35	$15.19	$13.99

Total Investment Return[2]

Based on net asset value	13.08%[3]	(1.28)%	(3.71)%[3]	0.64%	8.91%	7.38%	10.46%

Based on market price	7.26%[3]	(1.44)%	2.87%[3]	(5.20)%	20.95%	15.38%	10.99%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.26%[5]	1.43%	1.25%[5]	1.22%	1.25%	1.26%	1.27%

Total expenses after fees waived and before fees paid indirectly[4]	1.17%[5]	1.25%	1.00%[5]	0.92%	0.88%	0.87%	0.87%

Total expenses after fees waived and paid indirectly[4]	1.17%[5]	1.25%	1.00%[5]	0.92%	0.87%	0.86%	0.87%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.13%[5]	1.13%	0.97%[5]	0.92%	0.87%	0.86%	0.87%

Net investment income[4]	7.63%[5]	8.67%	7.79%[5]	7.23%	7.30%	7.35%	7.62%

Dividends to Preferred Shareholders	0.24%[5]	1.17%	1.91%[5]	1.84%	1.69%	1.08%	0.56%

Net investment income to Common Shareholders	7.39%[5]	7.50%	5.88%[5]	5.39%	5.61%	6.27%	7.06%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$176,967	$161,727	$175,927	$190,962	$199,717	$193,457	$191,274

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$94,500	$94,500	$95,850	$109,750	$109,750	$109,750	$109,750

Portfolio turnover	8%	18%	5%	23%	27%	24%	13%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$71,818	$67,787	$70,892	$68,509	$70,502	$69,073	$68,575

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock California Investment Quality Municipal Trust Inc. (“RAA”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“RNJ”) and BlackRock New York Investment Quality Municipal Trust Inc. (“RNY”) are organized as Maryland corporations. BlackRock Investment Quality Municipal Income Trust (“RFA”) is organized as a Massachusetts business trust. RAA, RNJ, RNY and RFA are herein referred to as the “Investment Quality Trusts.” BlackRock California Municipal Income Trust (“BFZ”), BlackRock Municipal Income Investment Trust (“BBF”), BlackRock New Jersey Municipal Income Trust (“BNJ”), BlackRock New York Municipal Income Trust (“BNY”) (collectively, the “Income Trusts”) and BlackRock Florida Municipal 2020 Term Trust (“BFO”) are organized as Delaware statutory trusts. The Investment Quality Trusts, Income Trusts and BFO are referred to herein collectively as the “Trusts.” The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Directors and the Boards of Trustees of the Trusts are referred to throughout this report as the “Board of Trustees” or the “Board.” The Trusts determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts’ policy is to fair value their financial instruments at market value. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value. When determining the price for such investments, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Forward Commitments and When-Issued Delayed Delivery Securities: Each Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counter-party, the Trusts’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of the Trust (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trusts. The TOB may also be terminated without the consent of the Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2010, the aggregate value of the underlying municipal bonds

SEMI-ANNUAL REPORT	JANUARY 31, 2010	55

Notes to Financial Statements (continued)

transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

RAA	$2,148,518	$1,232,883	0.23% – 0.24%
BFZ	$93,961,577	$56,378,777	0.23% – 0.34%
BFO	$8,919,216	$4,573,573	0.31% – 0.48%
RFA	$6,515,558	$3,504,110	0.23% – 0.53%
BBF	$41,590,525	$22,228,764	0.16% – 0.27%
RNJ	$242,783	$159,917	0.36%
BNJ	$2,063,654	$1,359,296	0.24%
RNY	$117,069	$69,974	0.24%
BNY	$22,677,016	$11,549,814	0.22% – 0.31%

For the six months ended January 31, 2010, the Trusts’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

RAA	$1,232,883	0.74%
BFZ	$56,607,811	0.74%
BFO	$4,585,441	0.72%
RFA	$3,507,185	0.78%
BBF	$22,228,764	0.72%
RNJ	$159,917	0.83%
BNJ	$1,359,296	0.83%
RNY	$69,974	0.79%
BNY	$11,577,533	0.66%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ investment income and distributions to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: Each Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations, which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Investment Quality Trusts’ and Income Trusts’ US federal tax returns remain open for the periods ended July 31, 2009 and 2008 and October 31, 2007 and 2006. The statute of limitations on BFO’s US federal tax returns remain open for the periods ended July 31, 2009 and 2008 and December 31, 2007 and 2006. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Trusts’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the roll-forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods

56	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

within those fiscal years. The impact of this guidance on the Trusts’ financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Each Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

The proposed reorganization of RAA failed to receive sufficient Common Shareholder votes to approve the reorganization. The expenses involving the proposed reorganization were charged to RAA and are shown in the Statements of Operations as reorganization costs.

2. Derivative Financial Instruments:

The Trusts may engage in various portfolio investment strategies both to increase the return of the Trusts and to economically hedge, or protect, exposure to certain risks such as interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Trust from its counterparties are not fully collateralized contractually or otherwise, the Trust bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counter-party risk related to exchange-traded financial futures contracts is minimal because of the protection against default provided by the exchanges on which they trade.

Financial Futures Contracts: The Trusts may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trusts as unrealized gains or losses. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended January 31, 2010*

	Net Realized Gain (Loss) from

	RAA	BFZ	RFA	BBF	RNJ	BNJ	RNY	BNY

Interest rate contracts:
Financial futures contracts	$3,330	$48,465	$996	$6,969	$995	$6,969	$1,501	$(6,780)

* As of January 31, 2010, there were no financial futures contracts outstanding. During the six months ended January 31, 2010, the Trusts had limited activity in these transactions.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each

SEMI-ANNUAL REPORT	JANUARY 31, 2010	57

Notes to Financial Statements (continued)

Trust pays the Manager a monthly fee of the Trust’s average weekly net assets at the following annual rates:

RAA	0.35%
BFZ	0.60%
BFO	0.50%
RFA	0.35%
BBF	0.60%
RNJ	0.35%
BNJ	0.60%
RNY	0.35%
BNY	0.60%

Average weekly net assets is the average weekly value of each Trust’s total assets minus the sum of its accrued liabilities.

The Manager has contractually agreed to waive a portion of the investment advisory fee on the Income Trusts at an annual rate of 0.05% of average daily value of net assets through July 31, 2010. For the six months ended January 31, 2010, the Manager waived the following amounts, which are included in fees waived by advisor in the Statements of Operations:

Fees Waived by Manager

BFZ	$83,662
BBF	$36,452
BNJ	$40,762
BNY	$69,840

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2010, the amounts waived were as follows:

Fees Waived by Manager

RAA	$723
BFZ	$7,070
BFO	$1,870
RFA	$224
BBF	$2,119
RNJ	$1,368
BNJ	$12,237
RNY	$429
BNY	$2,992

Each Investment Quality Trust has an Administration Agreement with the Manager. The administration fee paid to the Manager is computed weekly and payable monthly based on an annual rate of 0.10% of each respective Trust’s average weekly net assets for the Investment Quality Trusts.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, with respect to each Trust, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trust to the Manager.

For the six months ended January 31, 2010, certain Trusts reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Reimbursement

BFZ	$3,433
BFO	$1,246
RFA	$17,731
BBF	$1,515
BNJ	$1,640
BNY	$2,767

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2010 were as follows:

	Purchases	Sales

RAA	$4,342,372	$3,899,826
BFZ	$106,890,583	$107,502,521
BFO	$5,612,601	$5,619,986
RFA	$5,332,443	$5,630,115
BBF	$36,219,658	$37,100,738
RNJ	$1,055,802	$1,328,212
BNJ	$8,026,965	$2,793,136
RNY	$4,154,857	$3,912,938
BNY	$25,771,166	$21,099,426

5. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

RAA and RNY invest a significant portion of their assets in securities in the County/City/Special District/School District sector. BFZ, BFO and RFA invest a significant portion of their assets in securities in the County/City/Special District/School District and Utilities sectors. BBF invests a significant portion of its assets in securities in the Health, Utilities and County/City/Special District/School District sectors. RNJ invests a significant portion of its assets in securities in the Transportation sector. BNJ invests a significant portion of its assets in securities in the Health, State and Housing sectors. Changes in economic conditions affecting the Utilities, County/City/Special District/School District, Transportation, Health, State and Housing sectors would have a greater impact on the Trusts, and could affect the value, income and/or liquidity of positions in such securities.

6. Capital Share Transactions:

Each Investment Quality Trust is authorized to issue 200 million shares, including Preferred Shares, par value $0.01 per share, all of which were initially classified as Common Shares. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts and BFO. Each Trust’s Board is authorized, however, to reclassify any unissued shares of shares without approval of Common Shareholders. At January 31, 2010 the Common Shares owned by affiliates of the Manager for BFO was 8,028 shares.

Common Shares

During the six months ended January 31, 2010 and the year ended July 31, 2009, the shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended January 31, 2010	Year Ended July 31, 2009

BFZ	10,114	8,447
RFA	156	—
BBF	—	887
RNJ	1,237	562
BNJ	14,349	36,407
RNY	544	—
BNY	25,920	48,952

Shares issued and outstanding remained constant during the six months ended January 31, 2010 and the year ended July 31, 2009 for RAA and BFO.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Articles Supplementary/Statement of Preferences/Certificate of Designation (the “Governing Instrument”), are not satisfied.

From time to time in the future, each Trust that has issued Preferred Shares may effect repurchases of such shares at prices below their liquidation preference as agreed upon by the Trust and seller. Each Trust also may redeem such shares from time to time as provided in the applicable Governing Instrument. Each Trust intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with the holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding, effective yields and reset frequency at January 31, 2010:

	Series	Preferred Shares	Effective Yield	Reset Frequency Days

RAA	W7	237	0.34%	7

BFZ	R7	1,420	0.32%	7
	T7	1,420	0.35%	7

BFO	F7	1,716	0.32%	7

RFA	R7	183	0.32%	7

BBF	T7	1,370	0.35%	7

RNJ	T7	276	0.35%	7

BNJ	R7	2,364	0.32%	7

RNY	F7	389	0.34%	7

BNY	F7	1,890	0.34%	7
	W7	1,890	0.34%	7

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is the higher of 110% of AA commercial paper rate or 110% of 90% of the Kenney S&P 30-Day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average

SEMI-ANNUAL REPORT	JANUARY 31, 2010	59

Notes to Financial Statements (continued)

dividend rates on the Preferred Shares for each Trust for the six months ended January 31, 2010 were as follows:

	Series	Low	High	Average

RAA	W7	0.26%	0.55%	0.43%

BFZ	R7	0.24%	0.58%	0.43%
	T7	0.26%	0.55%	0.44%

BFO	F7	0.24%	0.58%	0.43%

RFA	R7	0.10%	0.53%	0.40%

BBF	T7	0.26%	0.58%	0.44%

RNJ	T7	0.26%	0.58%	0.44%

BNJ	R7	0.24%	0.56%	0.42%

RNY	F7	0.24%	0.56%	0.42%

BNY	F7	0.24%	0.56%	0.42%
	W7	0.26%	0.55%	0.43%

Since February 13, 2008, the Preferred Shares of each Trust failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.10% to 0.58% for the six months ended January 31, 2010. A failed auction is not an event of default for the Trusts, but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. A successful auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Trusts pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions. Certain broker-dealers have individually agreed to reduce commissions for failed auctions.

During the year ended July 31, 2009, certain Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

RAA	W7	7/09/09	36	$900,000

BFZ	R7	7/10/09	598	$14,950,000
	T7	7/08/09	598	$14,950,000

RFA	R7	7/10/09	102	$2,550,000

BBF	T7	7/08/09	612	$15,300,000

RNJ	T7	7/08/09	7	$175,000

BNJ	R7	7/10/09	55	$1,375,000

RNY	F7	7/13/09	3	$75,000

BNY	F7	7/13/09	27	$675,000
	W7	7/09/09	27	$675,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding remained constant for the six months ended January 31, 2010 for all Trusts.

7. Capital Loss Carryforwards:

As of July 31, 2009, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	RAA	BFZ	BFO

2012	—	$1,807,297	—
2014	—	1,320,764	—
2016	$71,669	—	$28,100
2017	—	—	539,068

Total	$71,669	$3,128,061	$567,168

Expires July 31,	RFA	BBF	RNJ

2012	—	$518,297	—
2015	$137,267	426,674	—
2016	389,530	866,417	$223,484
2017	299,461	—	—

Total	$826,258	$1,811,388	$223,484

Expires July 31,		BNJ	BNY

2012		$3,833	$151,220
2015		592,744	—
2016		15,502	505,354
2017		—	2,599,716

Total		$612,079	$3,256,290

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on March 1, 2010 to Common Shareholders of record on February 12, 2010 as follows:

Common Dividend Per Share

RAA	$0.053000
BFZ	$0.075700
BFO	$0.056000
RFA	$0.070000
BBF	$0.075375
RNJ	$0.064000
BNJ	$0.077600
RNY	$0.068200
BNY	$0.082500

60	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (concluded)

The dividends declared on Preferred Shares for the period February 1, 2010 to February 28, 2010 were as follows:

	Series	Dividends Declared

RAA	W7	$1,443

BFZ	R7	$14,257
	T7	$14,253

BFO	F7	$10,362

RFA	R7	$1,108

BBF	T7	$8,309

RNJ	T7	$1,673

BNJ	R7	$14,323

RNY	F7	$1,583

BNY	F7	$11,413
	W7	$11,508

The Trusts’ distribution rates declared on March 1, 2010 were as follows:

Per Common Share Amount

RNJ	$0.065500
RNY	$0.070700

The Board and shareholders of BFZ and the Board and shareholders of each of BlackRock California Insured Municipal Income Trust (“BCK”), BlackRock California Municipal Bond Trust (“BZA”) and BlackRock California Municipal Income Trust II (“BCL”) (individually, the “Target Fund”) approved the reorganizations of BCK, BZA and BCL into BFZ, pursuant to which BFZ acquired substantially all of the assets and assumed substantially all of the liabilities of BCK, BZA and BCL in exchange for an equal aggregate value of newly-issued Common and Preferred Shares of BFZ.

The purpose of these transactions was to combine four funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on February 1, 2010.

Each Common Shareholder of a Target Fund received Common Shares of BFZ in an amount equal to the aggregate net asset value of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on January 29, 2010, less the costs of the Target Fund’s reorganization (although cash was distributed for any fractional Common Shares).

Each Preferred Shareholder of a Target Fund received Preferred Shares of BFZ in an amount equal to the aggregate liquidation preference of the Target Fund Preferred Shares held by such Preferred Shareholder prior to the Target Fund’s reorganization.

The reorganizations were accomplished by a tax-free exchange of Common and Preferred Shares of BFZ in the following amounts and at the following conversion ratios:

	Common Shares

	Shares Prior to Reorganization	Conversion Ratio	Shares of BFZ

BCK	5,278,087	0.97546003	5,148,563
BZA	3,409,668	1.04505055	3,563,275
BCL	7,999,789	0.99301767	7,943,932

	Preferred Shares

	Series F-7	Series R-7	Series T-7

BCK	1,253	—	—
BZA	898	—	—
BCL	—	931	931

Each Target Fund’s net assets and composition of net assets on January 29, 2010 were as follows:

	Net Assets Applicable to Common Shareholders	Preferred Shares at Liquidation Preference	Paid-In Capital	Net Investment Income	Net Realized Loss	Net Unrealized Appreciation/ Depreciation

BCK	$70,787,683	$31,325,000	$74,691,531	$45,388	$(2,517,190)	$(1,432,046)
BZA	$48,991,313	$22,450,000	$48,265,052	$19,676	$(560,343)	$1,266,928
BCL	$109,221,113	$46,550,000	$113,334,256	$71,219	$(7,251,617)	$3,067,255

For financial reporting purposes, assets received and shares issued by BFZ were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of BFZ’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of BFZ immediately after the acquisition amounted to $437,406,830. Each Target Fund’s fair value and cost of investments prior to the reorganization was as follows:

	Fair Value of Investments	Cost of Investments

BCK	$97,202,618	$98,634,664
BZA	$69,163,964	$67,897,036
BCL	$152,275,812	$149,208,557

In connection with the reorganizations, BFZ’s investment advisory fee was reduced by 2 basis points, from 0.60% of BFZ’s average weekly net assets to 0.58% of BFZ’s average weekly net assets. In addition to this reduction, BFZ’s contractual investment advisory fee waiver was extended for an additional two years through December 31, 2012 as follows: (i) 0.05% in 2010, (ii) 0.03% in 2011 and (iii) 0.01% in 2012.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	61

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Trustee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
Anne Ackerley, Trust President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Trusts
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Common Shares:
Computershare Trust Company, N.A.
Providence, RI 02940

Auction Agent:
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

Effective January 1, 2010, Kent Dixon, a Trustee of the Trusts, retired.
The Trusts’ Board wishes Mr. Dixon well in his retirement.

62	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009, to elect trustee nominees of each Trust. The Board is organized into three classes, one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class II Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi		James T. Flynn		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

RAA	915,592	44,442	174[1]	—[1]	915,592	44,442	915,592	44,442
BFZ	13,287,627	218,490	2,092[1]	29	13,292,627	213,490	13,241,861	264,256
BFO	4,789,778	463,189	1,061[1]	1[1]	4,789,778	463,189	4,795,361	457,606
RFA	927,318	110,304	186[1]	—[1]	927,318	110,304	927,318	110,304
BBF	5,950,992	216,008	1,622[1]	—[1]	5,950,992	216,008	5,950,192	216,808
RNJ	870,735	85,222	175[1]	—[1]	870,735	85,222	870,735	85,222
BNJ	6,832,980	352,967	1,487[1]	17[1]	6,832,980	352,967	6,796,274	389,673
RNY	1,209,569	26,186	323[1]	4[1]	1,209,569	26,186	1,214,205	21,550
BNY	11,540,217	313,920	1,935[1]	2[1]	11,540,217	313,920	11,262,709	591,428

[1] Voted on by holders of Preferred Shares only.

During the six-month period ended January 31, 2010, the shareholders of RAA voted on the following proposal. On October 26, 2009, a special shareholders’ meeting was adjourned with respect to the proposal until December 28, 2009, at which time it was not approved. A description of the proposal and number of shares voted are as follows:

	For	Against	Abstain

Common:
To approve an Agreement and Plan of Reorganization among RAA, BFZ and
BFZ Merger Subsidiary and the termination of RAA’s registration under
the Investment Company Act of 1940, as amended.	457,634	319,142	21,167

Preferred:
To approve an Agreement and Plan of Reorganization among RAA, BFZ and
BFZ Merger Subsidiary and the termination of RAA’s registration under
the Investment Company Act of 1940, as amended.	173	42	2

During the six-month period ended January 31, 2010, the shareholders of BFZ voted on the following proposals. On October 26, 2009, a special shareholders’ meeting was adjourned with respect to the proposals until November 30, 2009, at which time they were approved. A description of the proposals and number of shares voted are as follows:

	For	Against	Abstain

Common:
1. To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California
Municipal Income Trust II, BFZ Merger Subsidiary and BFZ.	7,008,795	550,692	244,592

2. To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California
Investment Quality Municipal Trust Inc., BFZ Merger Subsidiary and BFZ.	6,991,657	567,076	245,346

3. To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California
Insured Municipal Income Trust, BFZ Merger Subsidiary and BFZ.	6,988,559	562,523	252,997

4. To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California
Municipal Bond Trust, BFZ Merger Subsidiary and BFZ.	6,983,331	559,751	260,997

SEMI-ANNUAL REPORT	JANUARY 31, 2010	63

Additional Information (continued)

Proxy Results (concluded)

		For	Against	Abstain

	Preferred:
1.	To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Municipal Income Trust II, BFZ Merger Subsidiary and BFZ.	2,501	102	57

2.	To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Investment Quality Municipal Trust Inc., BFZ Merger Subsidiary and BFZ.	2,501	102	57

3.	To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Insured Municipal Income Trust, BFZ Merger Subsidiary and BFZ.	2,501	102	57

4.	To approve the issuance of additional Common Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Municipal Bond Trust, BFZ Merger Subsidiary and BFZ.	2,501	102	57

5.	To approve the issuance of additional Preferred Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Municipal Income Trust II, BFZ Merger Subsidiary and BFZ.	2,501	102	57

6.	To approve the issuance of additional Preferred Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Investment Quality Municipal Trust Inc., BFZ Merger Subsidiary and BFZ.	2,501	102	57

7.	To approve the issuance of additional Preferred Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Insured Municipal Income Trust, BFZ Merger Subsidiary and BFZ.	2,501	102	57

8.	To approve the issuance of additional Preferred Shares of BFZ in connection with an Agreement and Plan of Reorganization among BlackRock California Municipal Bond Trust, BFZ Merger Subsidiary and BFZ.	2,501	102	57

64	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Additional Information (continued)

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month.As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	65

Additional Information (concluded)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment results during the year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV for the calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

January 31, 2010

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

RNY	$0.409200	$0.024871	—	$0.434071	94%	6%	—	100%

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

66	SEMI-ANNUAL REPORT	JANUARY 31, 2010

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEF-BK9-01/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: March 19, 2010